As filed with the Securities and Exchange Commission on September 30, 2008
File Nos. 033-81396
811-08614

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	29	[X]

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	30	[X]

(Check appropriate box or boxes)

BRANDES INVESTMENT TRUST
(Exact name of Registrant as Specified in Charter)

11988 El Camino Real, Suite 500
San Diego, California 92130
(Address of Principal Executive Office)

(619) 755-0239
(Registrant's Telephone Number, including Area Code)

Michael Glazer
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, California 90071
(Name and address of agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on October 1, 2008 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 29 to the Registration Statement of Brandes Investment Trust is being filed to (1) register a new Class E shares for the Brandes Institutional International Equity Fund; (2) redesignate the existing class of shares of the Brandes Institutional International Equity Fund as Class I shares; and (3) register the new Brandes Institutional Global Equity Fund and its two classes—Classes E and I shares.

________________

BRANDES

________________

BRANDES INSTITUTIONAL GLOBAL EQUITY FUND

Classes I and E

Prospectus

October 1, 2008

As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it judged this fund for investment merit.  It is a criminal offense to state otherwise.

BRANDES INSTITUTIONAL GLOBAL EQUITY FUND

This important section summarizes the Fund’s investments, risks, and fees.	RISK/RETURN SUMMARY AND FUND EXPENSES	3
This section provides details about the Fund’s past performance.	FUND PERFORMANCE	5
This section provides details about the Fund’s investment strategies and risks.	INVESTMENT OBJECTIVE, POLICIES AND RISKS	6
Review this section for information about the organizations and people who oversee the Fund.	FUND MANAGEMENT The Investment Advisor Other Service Providers	10 10 13
This section explains how shares are valued, how to purchase and sell shares, and payments of dividends and distributions.	SHAREHOLDER INFORMATION Pricing Of Fund Shares Purchasing and Adding to Your Shares Selling Your Shares Policy on Disruptive Trading Fair Value Pricing Dividends, Distributions and Tax Status	13 13 14 16 18 20 20
Review this section for details on selected financial statements of the Fund.	FINANCIAL HIGHLIGHTS	20
	PRIVACY NOTICE	PN-1

RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective:	Long term capital appreciation
Principal Investment Strategies:
The Brandes Institutional Global Equity Fund (the “Fund”) invests principally in common and preferred stocks of U.S. and foreign companies and securities that are convertible into such common stocks.  These companies generally have market capitalizations (market value of publicly traded securities) greater than $1 billion.  Under normal conditions, the Fund invests at least 80% of its total assets measured at the time of purchase in equity securities of issuers located in at least three countries, one of which may be the United States.  Up to 20% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets.  Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio.

Principal Investment Risks:
Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.  In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.  Emerging country markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.  The values of the Fund’s convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

Who May Want to Invest?
Consider investing in the Fund if you:
●   want potential capital appreciation and are willing to accept the higher risks associated with investing in foreign stocks
●   want professional portfolio management, and
●   are investing for long-term goals

The Fund is not appropriate for anyone seeking: ● safety of principal ● a short-term investment, or ● regular income
Minimum Initial Investment:	$1,000,000 (subject to waiver by the Distributor for certain institutional and other investors)

FUND PERFORMANCE

Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.  Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The Fund has two classes of shares – Class I shares for institutional investors, and Class E shares which pay service fees to intermediaries providing non-distribution services to their clients who own shares of the Fund.

As an investor in the Fund, you will pay the following fees and expenses based on an estimate of the Fund’s first fiscal period.  Annual Fund operating expenses are paid out of Fund assets and are reflected in its share price.  If you purchase shares though a bank, broker or other investment representative, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Shareholder Fees (fees paid directly from your investment)	Global Equity Fund
	Class I	Class E
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Maximum Contingent Deferred Sales Charge	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (fees paid from Fund assets)	Class I	Class E
Management Fees	0.80%	0.80%
Other expenses
Shareholder Servicing Fee	0.05%	0.25%
Other Expenses[1]	0.15%	0.15%
Total Annual Fund Operating Expenses[1,2]	1.00%	1.20%

1 Because this Fund is new, the “Other Expenses” and “Total Annual Fund Operating Expenses” percentages are estimates.

2 The Advisor has agreed with Brandes Investment Trust (the “Trust”) to limit the Fund’s Class I and Class E annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to such Classes through the Fund’s fiscal year ended September 30, 2009: 1.00% and 1.20%, respectively.

Expense Example
Use the following table to compare fees and expenses of the Fund with those of other funds.  It illustrates the amount of fees and expenses you would pay assuming the following:

●	$10,000 investment in the Fund
●	5% annual return
●	all distributions are reinvested
●	redemption at the end of each period
●	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

	1 Year	3 Years
Global Equity Fund – Class I	$102	$318
Global Equity Fund – Class E	$122	$381

INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Fund’s investment objective is long-term capital appreciation.  It seeks to achieve this objective by investing principally in a diversified portfolio of equity securities of U.S. and foreign companies.  The Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.

Global Investing

During the past decade foreign capital markets have grown significantly.  Today, over half of the world’s equity value is located outside of the United States.  Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), believes that significant investment opportunities exist throughout the world.

The Fund normally invests at least 80% of its net assets in equity securities with market capitalizations (market value of publicly traded securities) greater than $1 billion at the time of purchase.  The Fund does not invest more than 20% of its total assets, measured at the time of purchase, in securities of companies located in emerging securities markets.  The Fund may not make any change in the Fund’s investment policy of investing at least 80% of its net assets in equity securities without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Equity securities include common stocks, preferred stocks and securities convertible into common stocks.  The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies.

Under normal circumstances, the Fund invests at least 80% of its total assets, measured at the time of purchase, in equity securities of companies located in at least three countries, one of which may be the United States.  The Fund may invest in foreign countries in Western Europe, North and South America, Australia, Africa and Asia.  The Fund typically invests in any one particular country or industry up to the greater of either (a) 20% of total Fund assets at the time of purchase, or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International (“MSCI”) World Index at the time of purchase.  As of August 31, 2008, the weight of the U.S. in the MSCI World Index was 48.88%.  However, the Fund may not invest more than 25% of its total assets, calculated at the time of purchase, in any one industry (other than U.S. Government securities).

The Advisor selects stocks for the Fund based on their individual merits and not necessarily on their geographic locations.  In selecting foreign securities, the Advisor does not attempt to match the security allocations of foreign stock market indices.  Therefore, the Fund’s country weightings may differ significantly from country weightings found in published foreign stock indices.  For example, the Advisor may decide not to invest the Fund’s assets in a country whose stock market, at the time, comprises a large portion of a published foreign stock market index.  At the same time, the Advisor may invest the Fund’s assets in countries whose representation in the index is small or non-existent.

Value Investing

The Advisor applies the Graham and Dodd Value Investing approach to stock selection.  Benjamin Graham is widely regarded as the founder of this approach to investing and a pioneer in modern security analysis.  In his 1934 book Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by indentifying the “true” long-term – or intrinsic – value of a company based on measurable data.  The Advisor follows this approach, looking at each equity security as though it is a business that is for sale.  By buying equity securities at what it believes are favorable prices, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

The Advisor uses fundamental analysis to develop an estimate of intrinsic value, and looks at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry.  This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

The Advisor may sell a security when its price reaches a target set by the Advisor, if the Advisor believes that other investments are more attractive, or for other reasons.

Main Risks

The value of your investment in the Fund will go up and down, which means you could lose money.  You should consider an investment in the Fund as a long-term investment.

Stock Risks

The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods.  Stocks are more volatile—likely to go up or down in price, sometimes suddenly—and are riskier than some other forms of investment, such as short-term high-grade fixed income securities.

Foreign Securities Risk

Investments in foreign securities involve certain inherent risks such as fluctuations in currency exchange rates.  However, the Advisor does not believe that currency fluctuation, over the long term, on a group of broadly diversified companies representing a number of currencies and countries, significantly affects portfolio performance.  Because the Advisor searches world-wide for undervalued companies, and is not limited to searching only among U.S. stocks, the Advisor believes that over the long term the benefits of strict value investing apply just as well with an added currency risk as they would without that risk.

Before investing in the Fund, you should also consider the other risks of investing in foreign securities, including political or economic instability in the country of issue and the possible imposition of currency exchange controls or other adverse laws or restrictions.  In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than the prices of securities in U.S. markets.  With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund.  Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC’s reporting requirements.  Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund then is available concerning U.S. companies.  Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S.  These factors could make foreign investments, especially those in developing countries, more volatile than U.S. investments.

The Fund may from time to time invest a substantial portion of the total value of its assets in securities of issuers located in particular countries and/or associated with particular industries.  During such periods, the Fund may be more susceptible to risks associated with single economic, political or regulatory occurrences than more diversified portfolios.

Emerging Markets and Related Risks

Emerging markets are the capital markets of any country that in the opinion of the Advisor is generally considered a developing country by the global financial community.  There are currently over 130 such countries, approximately 40 of which currently have investable stock markets.  Those countries generally include every nation in the world except the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand and most nations located in Western Europe.  Currently, investing in many emerging market countries is not feasible or may involve unacceptable risks.  As opportunities to invest in other emerging markets countries develop, the Fund expects to expand and diversify further the countries in which it invests.

Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Further, certain currencies may not be traded internationally.  Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar.  Any fluctuations or devaluations in the currencies in which the Fund’s portfolio securities are denominated may reduce the value of your investment in the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries.  Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position.  Further, investors may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States.

Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than of comparable U.S. companies.  Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions.  Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested.  Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities.  Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund’s incurring additional costs and delays in the transportation and custody of such securities.

Small Capitalization Company Risks

Small capitalization companies often have limited product lines, markets or financial resources and may be dependent on one person or a few key persons for management.  The securities of these companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

Value Securities Risk

Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued.  The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline.  There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Short-Term Investments

The Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which, in the Advisor’s discretion, require investments inconsistent with the Fund’s principal investment strategies.  Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.

Other Investment Techniques and Restrictions

The Fund will use certain other investment techniques, and has adopted certain investment restrictions, which are described in the Fund’s Statement of Additional Information (“SAI”).  Unlike the Fund’s investment objective, certain of these investment restrictions are fundamental and may be changed only by a majority vote of the Fund’s outstanding shares.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

The most recent information about the Fund’s portfolio holdings can be found in its annual or semi-annual or quarterly shareholder report.  For information about receiving this report, see the back cover.

FUND MANAGEMENT

The Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”).  The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor, Distributor and Administrator.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor

Brandes Investment Partners, L.P. (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of [June 30], 2008, the Advisor managed approximately $____ billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  Charles H. Brandes owns a controlling interest in the Advisor’s general partner, Brandes Investment Partners, L.P.  The Advisor’s offices are at 11988 El Camino Real, Suite 500, San Diego, California, 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Fund, including determining which securities are bought and sold. The Advisor also provides certain officers for the Trust.  For its services, the Fund will pay the Advisor a fee, accrued daily and paid monthly, at an annualized rate of 0.80% of the Fund’s average net assets.  The Advisor has signed a contract with the Trust in which the Advisor has agreed that during the Fund’s fiscal year ending September 30, 2009 the Advisor will waive management fees and reimburse operating expenses of the Fund’s Class I and Class E shares to the extent necessary to ensure that the expenses of each class do not exceed during each such fiscal year 1.00% and 1.20%, respectively, of the average daily net assets of such class (the “Expense Cap”).  The Trust has agreed that the amount of any waiver or reimbursement with respect to the Fund will be repaid to the Advisor before the end of the third full fiscal year of the Fund after the fiscal year in which the waiver or reimbursement occurred, unless that repayment would cause the aggregate operating expenses of the Fund to exceed the Expense Cap for that fiscal year.  A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with the Advisor will be included in the Fund’s semi-annual report for the period ended March 31, 2009.

Portfolio Managers

The Fund’s investment portfolio is team-managed by an investment committee of the Advisor whose members are senior portfolio management professionals of the firm.

All investment decisions for the Fund are the responsibility of the Advisor’s Large Cap Investment Committee (“Committee”).  The members of the Committee are Glenn R. Carlson, Brent V. Woods, Amelia Maccoun Morris, W. James Brown, Keith Colestock, and Brent Fredberg.

The following are the members of the Committee who are jointly responsible for the day-to-day management of the Funds:

	Title	Length of Service with the Fund	Business Experience During the Past Five Years

Glenn Carlson	Chief Executive Officer	Since inception
Glenn R. Carlson, CFA
Chief Executive Officer
Glenn serves as Chief Executive Officer and is a member of the firm’s Executive Committee. As an Executive Committee member, he contributes to strategic decisions and guides the firm toward its vision and objectives. As CEO, he has responsibility for monitoring progress toward plan objectives and managing the firm’s functional areas. He also contributes to the investment process as a member of the Investment Oversight Committee and as a voting member of the Large Cap Investment Committee. Glenn serves as a senior institutional portfolio manager for a limited number of client relationships and oversees the Portfolio Management/Client Services department. Glenn earned his BA from the University of California, San Diego. He is a member of the Financial Analysts Society of San Diego and has 23 years of investment experience.

CEO, Brandes Investment Partners 2004-Present
Co-CEO, Brandes Investment Partners 2002-2004
Managing Partner, Brandes Investment Partners 1996-2002

Brent Woods	Managing Director – Investments	Since inception
Brent V. Woods, CFA
Managing Director - Investments
Brent is a member of the firm’s Executive Committee, contributing to strategic decisions and guiding the firm toward its vision and objectives. Brent also serves as Managing Director-Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees. In addition, he is a member of the firm’s Investment Oversight Committee and a voting member of the Large Cap Investment Committee. Prior to joining Brandes, Brent worked as an attorney with a Wall Street law firm, specializing in public and private securities offerings, as well as mergers and acquisitions. Brent earned his AB, Phi Beta Kappa, from Princeton University, a master’s degree in international studies from St. John’s College at Cambridge University, England, and a JD, cum laude, from Harvard Law School. He has 11 years of investment experience.

Managing Director – Investments, Brandes Investment Partners
2002- Present
Managing Partner, Brandes Investment Partners 1998-2002

	Title	Length of Service with the Fund	Business Experience During the Past Five Years
Amelia Morris	Director – Investments	Since inception
Amelia Maccoun Morris, CFA
Director - Investments
Amelia is responsible for overseeing and directing equity research activities in the telecommunications, media, and consumer sectors. In addition, Amelia contributes to the investment process as a member of the Investment Oversight Committee and a voting member of the Large Cap Committee. Prior to joining Brandes, Amelia worked in corporate finance, specializing in non-U.S. equity offerings, and as a senior equity analyst with an international investment bank. Amelia holds an MBA from the University of Chicago, and graduated Phi Beta Kappa, cum laude, with a degree in economics from the University of California, Davis. She has 18 years of investment experience.

Director-Investments, Brandes Investment Partners 2004-Present
Senior Research Analyst, Brandes Investment Partners 1998-2004

Jim Brown	Director – Investments	Since inception
W. James Brown, CFA
Director - Investments
Jim is a senior analyst and a voting member of the Large Cap Investment Committee. He also leads the firm’s research efforts in the financial institutions and utilities sectors. Prior to joining Brandes, Jim was a senior vice president with a major national banking organization where he served in various capacities, including senior portfolio manager, regional director of investments, and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an investment consultant with a large Wall Street firm. Jim earned a Bachelor of Science degree from the United States Air Force Academy and an MBA from Harvard Business School. He has 22 years of investment experience.

Director Investments, Brandes Investment Partners 2004-Present
Senior Research Analyst, Brandes Investment Partners  1996-2004

Keith Colestock	Director – Investments	Since inception
Keith Colestock, CFA
Director - Investments
Keith is a senior analyst. He also is a voting member of the Large Cap and Mid Cap Investment Committees. Prior to joining Brandes, Keith served as senior equity analyst and director of research for an investment research firm in San Diego. Before that, Keith was an independent demographic consultant to retail real estate developers. He earned his BA in business administration from California State University, Fullerton. He is a current member and past president of the Financial Analysts Society of San Diego. Keith has 16 years of investment experience.

Director Investments, Brandes Investment Partners 2004-Present
Senior Research Analyst, Brandes Investment Partners 2001-2004
Portfolio Manager, Brandes Investment Partners 1995-2001

	Title	Length of Service with the Fund	Business Experience During the Past Five Years
Brent Fredberg	Senior Analyst	Since inception
Brent Fredberg
Senior Analyst
Brent is a senior research analyst responsible for research in the technology and household durables areas. He is a voting member of the firm’s Large Cap Investment Committee. Prior to joining Brandes, Brent worked for a major U.S. consumer products company as a financial analyst and controller. He earned his MBA with distinction from Northwestern University’s Kellogg Graduate School of Management and his BS in finance, with distinction, from the University of Iowa. Brent is a CPA and CMA, with 12 years of finance and investment experience.

Senior Research Analyst, Brandes Investment Partners 2003-Present
Analyst, Brandes Investment Partners 1999-2003

The Fund’s SAI provides additional information about the Advisor’s management professionals, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Administrator”) is the Trust’s administrator and Transfer and Dividend Disbursing Agent.  Quasar Distributors, LLC (the “Distributor”), an affiliate of the Administrator, is the Funds’ distributor.  Their address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

State Street Bank and Trust Company is the Custodian of the Trust’s assets and employs foreign sub-custodians to provide custody of the Fund’s foreign assets.  Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

The SAI has more information about the Advisor and the Fund’s other service providers.

SHAREHOLDER INFORMATION

Pricing Of Fund Shares

The price of the Fund’s shares is based on its net asset value per share (“NAV”).  The NAV of each Class of shares is calculated by adding the total value of the Fund’s investments and other assets attributable to that Class, subtracting the Fund’s liabilities attributable to that Class, and dividing the result by the number of outstanding shares of the Class:

NAV =	Total Assets-Liabilities Number of Shares Outstanding

The Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Fund calculates its NAV for each Class once daily, each day the New York Stock Exchange is open for trading, as of approximately 4:00 p.m. New York time, the normal close of regular trading.  The Fund may invest in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Fund does not price its shares.  As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem Fund shares.

Purchasing and Adding to Your Shares

The Fund offers two Classes of shares – Class I and Class E shares.

Who May Invest in the Fund

The Fund sells shares only to certain institutional investors.  Except as indicated below, individual investors may not purchase shares, either directly or through brokerage accounts.

Class E shares pay service fees to intermediaries providing non-distribution services to their institutional clients that own shares of the Fund.  Class I shares do not pay such fees.

Institutions which may invest in the Fund include qualified retirement and deferred compensation plans and trusts used to fund those plans, (including but not limited to those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”)), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.

Others who may invest in the Fund include Trustees of the Trust, officers and employees of the Advisor, the Administrator and the Distributor, and their immediate family members, and certain other persons determined from time to time by the Distributor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Fund’s Transfer Agent).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

Anti-Money Laundering

Please note that in compliance with the USA Patriot Act of 2001, the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Fund’s Transfer Agent may not be able to open your account.  Please contact the Fund’s Transfer Agent at 1-888-839-7424 if you need additional assistance when completing your application.  If the Fund’s Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

Price of Shares

The Fund sells shares of each Class without a sales charge at the NAV of the Class which is next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Fund, or (2) after the Transfer Agent receives your order directly in proper form (which generally means a completed Account Application together with a negotiable check in U.S. dollars drawn on a domestic financial institution or a wire transfer of funds).  You may pay a fee if you buy Fund shares through a broker or agent.

Minimum Initial Investment

The minimum initial investment in each Class of the Fund is generally $1 million.  There is no minimum subsequent investment.  The Distributor may waive the minimum investment for institutions making continuing investments in the Fund and from time to time for other investors, including retirement plans and employees of the Advisor.

Purchases through a Securities Dealer

You may purchase shares of the Fund through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund will price your order for shares of each Class at the NAV of the Class next computed after it is accepted by an authorized dealer or the dealer’s authorized designee.  The Fund and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent

To purchase shares of the Fund directly from the Fund’s Transfer Agent, complete the Account Application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent at the address shown on the Application.  You may pay by a check with the Application, or by a wire transfer of funds as described below.  All checks must be in U.S. dollars drawn on a domestic bank.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered to be disadvantageous to shareholders.  The Fund reserves the right to reject any application. You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

For overnight delivery, please send to:

Brandes Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase applications or redemption requests does not constitute receipt by the Fund’s Transfer Agent.

       For regular mail, please send to:

Brandes Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53202-0701

Payment by Wire

If you are making your first investment in the Fund, before you wire funds the Transfer Agent must have a completed account application.  You may mail your account application or deliver it overnight to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
Brandes Institutional Global Equity Fund, [name of Class]
[Your name and account number]

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Before sending any wire, please contact the Transfer Agent at 1-888-839-7424 between the hours of 9:00 a.m. to 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading to advise it of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Retirement Plan Participants

Individual participants in qualified retirement plans should purchase shares of the Fund through their plan sponsor or administrator, which is responsible for transmitting orders.  The procedures for investing in the Fund depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

Automatic Reinvestment

The Fund reinvests dividends and capital gain distributions on your shares of each Class of the Fund without any sales charge in additional shares of the same Class unless you indicate otherwise on the Account Application.  You may elect to have dividends or capital gain distributions paid in cash on your Application or by written request to the Fund’s Transfer Agent.

Other

The Fund’s Transfer Agent credits shares to your account, and does not issue stock certificates unless you request them.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Fund’s shares.

You may also purchase shares of the Fund by paying “in-kind” in the form of securities, provided that such securities are of the type which the Fund may legally purchase and are consistent with the Fund’s investment objective and policies, are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Advisor.

Exchanging Your Shares

You may exchange your shares of either Class of the Fund for shares of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

Selling Your Shares

How to Redeem Shares

Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Fund’s Transfer Agent.

You may redeem shares of any Class by contacting your selected dealer or authorized intermediary.  The selected dealer can arrange for the repurchase of the shares through the Fund’s distributor at the NAV of the Class next determined after the selected dealer receives your instructions.  The dealer may charge you for this service.  If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

You may also redeem shares by mailing instructions to the Fund’s Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of the Fund, the Class of shares to be redeemed, the number of shares or dollar amount to be redeemed and your name and account number.  A corporation, partnership, trust or fiduciary redeeming shares must submit written evidence of authority acceptable to the Fund’s Transfer Agent.  The price you will receive for the Fund shares redeemed is the next determined NAV for the shares after the Fund’s Transfer Agent has received a completed redemption request.

Telephone Redemptions

You may establish telephone redemption privileges by checking the appropriate box on the Account Application.  You can then redeem shares by telephoning the Transfer Agent at 1-888-839-7424, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the Automated Clearing House (ACH) network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees.

Special Factors Regarding Telephone Redemptions

The Trust will use procedures, such as requesting personal or specific information from the person making a telephone redemption, designed to provide reasonable verification of account ownership.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Signature Guarantees

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

●	If ownership is changed on your account;
●	When redemption proceeds are sent to any person, address or bank account not on record;
●	In connection with written requests to wire redemption proceeds (if not previously authorized on the account);
●	When establishing or modifying certain services on an account;
●	If a change of address was received by the Transfer Agent within the last 30 days;
●	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Redemption Payments

Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Fund reserves the right to pay any redemption proceeds in whole or in part by distributing securities held by the Fund instead of cash, although it is highly unlikely that shares would ever be so redeemed “in kind.”  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you.  Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid on the business day following the redemption.  If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the purchase date.

Redemption of Small Accounts

If the value of your investment in the Fund falls below $100,000 because of redemptions, the Trust may notify you, and if your investment value remains below $100,000 for a continuous 60-day period, the Trust may redeem your shares.  However, the Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Policy on Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor the Fund’s trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity. The Trust reserves the right to modify these policies at any time without shareholder notice.  In particular, the Trust or the Fund’s distributor (the “Distributor”) may, without any prior notice, reject a purchase order of any person acting on behalf of any investor or investors whose pattern of trading or transaction history involves, in the opinion of the Trust or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

The Trust currently considers any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares of the Fund (without regard to Class) more than twice in any twelve-month period.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of the Fund if the Trust or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Trust and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that the Trust’s policies and procedures will be effective.  Disruptive trading can not be detected until the investor has engaged in a pattern of such activity, at which time, the Fund may have experienced some or all of its adverse affects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Fund, the Trust and the Distributor consider only the information actually available to them at the time.

In addition, the Trust receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Fund.  If a financial intermediary establishes an omnibus account with the Fund, the Distributor is limited in its ability to determine whether trades placed through financial intermediaries may signal excessive trading.  Consequently, it may not be able to detect disruptive trading in Fund shares and, even if it is detected, may be unable to stop such activity.  Also, there may exist multiple tiers of the financial intermediary, each utilizing an omnibus account structure, that may further compound the difficulty to the Trust of detecting and stopping disruptive trading activity in Fund shares.  However, the Distributor has entered into written agreements with each of the Fund’s financial intermediaries under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its disruptive trading policies.

To the extent that the Trust or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of the Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all Fund shareholders, including the long-term investors who do not generate the costs.  Additionally, frequent trading may interfere with the Advisor’s ability to efficiently manage a Fund and compromise its portfolio management strategy.

The Fund invests in foreign securities and may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit the Fund’s share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically 4:00 p.m. Eastern time).

Fair Value Pricing

The Trust has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances.  Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, a significant event with respect to a security occurs after the close of trading and before the time the Trust calculates the Fund’s share price, or market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities (e.g. securities of privately-held issuers) and certain foreign securities (e.g. securities of Japanese issuers) may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Trust attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Shareholder Service Plan

The Fund has adopted a shareholder service plan that allows the Fund to pay fees to broker-dealers and other financial intermediaries for certain non-distribution services provided to Class I and Class E shareholders.  Because these fees are paid out of the assets attributable to the Fund’s Class I and Class E shares, over time they will increase the cost of your investment in such shares.  Shareholder servicing fees under the plan are up to 0.05% and 0.25% of the average daily net assets attributable to Class I and Class E shares, respectively.

In addition, the Advisor may pay amounts from its own resources, and not as an additional charge to the Fund, to certain financial institutions in connection with the sale and/or distribution of the Fund’s shares or the retention and/or servicing of the Fund’s shareholders.  These payments, which may include payments for marketing support, are in addition to any servicing fees payable by the Fund.   Because these payments are not made by shareholders or the Fund, the Fund’s total expense ratio will not be affected by any such payments.  These payments sometimes are referred to as “revenue sharing.”  In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

Dividends, Distributions and Tax Status

The Fund expects to pay income dividends annually, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

The Fund automatically reinvests dividends and capital gain distributions in additional shares at the NAV per share on the reinvestment date unless you have previously requested cash payment in writing to the Fund’s Transfer Agent.  If you elect to receive distributions and/or capital gains in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

Any dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the reinvestment date by the amount of the dividend or distribution.  If you purchase shares shortly before the record date of a dividend or distribution, the shares will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of your capital.

Taxes

Distributions made by the Fund will be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) whether received in shares (through dividend reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to such shareholders as ordinary income.  Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December.  The Trust will inform you annually of the amount and nature of Fund distributions.

Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%.  However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes.  The Trust will also notify you each year of the amounts available as credits.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

The SAI contains information about taxes.  Consult your own advisers about federal, state and local taxation of distributions from the Fund.

FINANCIAL HIGHLIGHTS

A financial highlights table is intended to help you understand the Fund’s financial performance since its commencement of operations.  However, because the Fund was recently created, it does not have a financial performance record.  Financial information for the fiscal year ending September 30, 2009 will be included in the Fund’s Annual Report, which will be available upon request after November 30, 2009.

PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder of the Fund or former shareholders without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of a Fund through a financial intermediary, such as a broker-dealer, bank, or trust company the privacy policy of your financial intermediary governs how your non-public personal information would be shared with nonaffiliated third parties.

(This page is not a part of the Prospectus)

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For more information about the Brandes Institutional Global Equity Fund, the following documents are available free upon request:

Annual/Semiannual/Quarterly Reports:

The Fund’s annual, semi-annual and quarterly reports to shareholders contain detailed information on the Fund’s investments.  The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including operations and investment policies.  It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the reports and SAI, or request other information and discuss your questions about the Fund, by contacting us at:

Brandes Institutional Global Equity Fund
11988 El Camino Real, Suite 500
San Diego, CA 92130
800- 331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesinstitutionalfunds.com

The reports and the SAI are also available on the Fund’s website.

You can also review the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  In addition, you can get text-only copies:

▪	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or e-mailing the Commission at: publicinfo@sec.gov.

▪	Free from the Commission’s Website at http://www.sec.gov.

Brandes Investment Trust: Investment Company Act File No. 811-8614.

BRANDES INSTITUTIONAL GLOBAL EQUITY FUND

Classes I and E

Statement of Additional Information

Dated October 1, 2008

A Series of Brandes Investment Trust

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus of Brandes Institutional Global Equity Fund (the “Fund”) dated October 1, 2008.  The Fund is a diversified series of Brandes Investment Trust (the “Trust”), a registered open-end management investment company or mutual fund that offers two classes of shares:  Class I and Class E shares.  Brandes Investment Partners, L.P. (the “Advisor”) is the investment advisor to the Fund.  Copies of the prospectus may be obtained from the Fund at 11988 El Camino Real, Suite 500, San Diego, CA 92130 or by calling 1-800-331-2979.

TABLE OF CONTENTS
Page

INVESTMENT OBJECTIVE AND POLICIES	2
INVESTMENT RESTRICTIONS	3
OTHER SECURITIES AND INVESTMENT TECHNIQUES	4
PORTFOLIO DISCLOSURE	13
MANAGEMENT	14
PROXY VOTING PROCEDURES	18
PRINCIPAL HOLDERS OF SECURITIES	21
INVESTMENT ADVISORY AND OTHER SERVICES	21
PORTFOLIO TRANSACTIONS AND BROKERAGE	27
NET ASSET VALUE	28
SHAREHOLDER SERVICE PLAN	30
REDEMPTIONS	31
TAXATION	31
PERFORMANCE INFORMATION	33
FINANCIAL STATEMENTS	35
OTHER SERVICE PROVIDERS	35
ANTI-MONEY LAUNDERING PROGRAM	35
MARKETING AND SUPPORT PAYMENTS	35
GENERAL INFORMATION	36

INVESTMENT OBJECTIVE AND POLICIES

The following discussion supplements the discussion of the Fund’s investment objective and policies as set forth in the Fund’s prospectus.  No one can ensure that the Fund’s investment objective will be achieved.

The U.S. government has, from time to time, imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Fund.  If such restrictions should be reinstituted, the Board of Trustees of the Trust (the “Board”) would consider alternative arrangements, including reevaluation of the Fund’s investment objective and policies.  However, the Fund would adopt any revised investment objective and fundamental policies only after approval by the holders of a “majority of the outstanding voting securities” of the Fund, which is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

Investments in foreign securities involve certain inherent risks.  Individual foreign economies may differ from the U.S. economy in such aspects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of property or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent on international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation, or other adverse developments affecting these trading partners, could have a significant adverse effect on the securities markets of such countries.

Because many of the securities in which the Fund invests are denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets which are denominated in that currency.  Such changes will also affect the Fund’s income.  The values of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations imposed from time to time.

Foreign securities markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s portfolio securities may be less liquid and more volatile than U.S. securities.  Settlement practices for transactions may differ from those in the United States and may include delays beyond periods customary in the United States.  Such differences and potential delays may expose the Fund to increased risk of loss in the event of a failed trade or the insolvency of a foreign broker-dealer.

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INVESTMENT RESTRICTIONS

The Trust has adopted the following fundamental investment policies and restrictions with respect to the Fund in addition to the policies and restrictions discussed in the prospectus.  The policies and restrictions listed below cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund.  As a matter of fundamental policy, the Fund is diversified-- i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

In addition, the Fund may not:

1. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2. Make short sales of securities or maintain a short position, except for short sales against the box;

3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4. Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

5. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

8. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts, although it has no current intention to use such contracts except to settle transactions in securities requiring foreign currency;

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9. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

10. Make investments for the purpose of exercising control or management; or

11. Invest in oil and gas limited partnerships or oil, gas or mineral leases.

Operating Restrictions

The Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board without shareholder approval.

The Fund may not:

1. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

2.  Purchase (i) more than 3% of the total outstanding shares of another investment company, (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) shares of another registered investment company in an amount that would cause the Fund’s aggregate investment in all investment companies to be in excess of 10% of the value of the total assets of the Fund, except as permitted by federal and state law and regulations promulgated thereunder, and except that the Fund reserves the right to invest all of its assets in another investment company;

3. Hold more than 15% of its net assets in illiquid securities, including Rule 144A securities; or

4. Make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

OTHER SECURITIES AND INVESTMENT TECHNIQUES

Convertible Securities

A convertible security is a bond which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

B-4

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock.)  The credit standing of the issuer and other factors may also affect the investment value of a convertible security.  The conversion value of a convertible security is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates.  The value of the security declines as interest rates increase and increases as interest rates decline.  Although under normal market conditions term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations.  Fluctuations in the value of the Fund’s investments will be reflected in its net asset value per share.  A convertible security may be subject to redemption at the option of the insurer at a price established in the instrument governing the convertible security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Short-Term Investments

At times the Fund may invest in short-term cash equivalent securities either for temporary, defensive purposes or as part of its overall investment strategy.  These securities consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. government securities, certificates of deposit, bankers’ acceptances and commercial paper.  High quality means the obligations have been rated at least A-1 by Standard & Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor’s Service, Inc. (“Moody’s”), have an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody’s, or are of comparable quality in the opinion of the Advisor.

Repurchase Agreements

Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above.  A repurchase agreement is a transaction in which the Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future.  The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities.  The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities.  If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least equal to the repurchase price.

B-5

The majority of these transactions run from day to day and not more than seven days from the original purchase.  The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest.  The Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.  The Advisor will review and monitor the creditworthiness of such institutions under the Board’s general supervision.  To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss.  If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, the purchaser’s ability to sell the collateral might be restricted and the purchaser could suffer a loss.  However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

U.S. Government Securities

The Fund may, but is not obligated under any circumstances to, invest in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.  U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds.  U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks and the Federal National Mortgage Association. Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. government to purchase the agencies’ obligations, while still others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

When-Issued Securities

The Fund may from time to time purchase securities on a “when-issued” or delayed delivery basis, generally in connection with an underwriting or other offering.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date, beyond normal settlement dates, generally from 15 to 45 days after the transaction.  During the period between purchase and settlement, the Fund does not pay the issuer and no interest accrues to the Fund.  To the extent that the Fund holds assets in cash pending the settlement of a purchase of securities, the Fund would earn no income.  These transactions involve the risk that the value of the securities at settlement may be more or less than the agreed upon price, or that the party with which the Fund enters into such a transaction may not perform its commitment. While the Fund may sell when-issued securities prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price.  The Fund will establish a segregated account with the Custodian in which it will maintain cash or liquid assets such as U.S. government securities or other high-grade debt obligations equal in value to commitments for when-issued securities.  Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

B-6

Illiquid and Restricted Securities

The Fund may hold up to 15% of its net assets at the time of purchase in illiquid securities, including (i) securities with no readily available market; (ii) securities subject to legal restrictions on resale (so-called “restricted securities”) other than Rule 144A securities noted below; (iii) repurchase agreements having more than seven days to maturity; and (iv) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Illiquid securities do not include those which meet the requirements of Securities Act Rule 144A and which the Advisor has determined to be liquid based on the applicable trading markets.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “1933 Act”) (“restricted securities”), securities which are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the 1933 Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  In accordance with guidelines established by the Board, the Advisor will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quantity of the issuer.

B-7

Securities Lending

The Fund may lend its securities in an amount up to 30% of its total assets at the time of the loan to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under present regulatory requirements, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or U.S. government securities.  Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral if the borrower of the securities fails financially.  However, the Fund will lend securities only when, in the Advisor’s opinion, the income to be earned from the loans justifies the risks involved.  The Fund or the borrower may terminate Loans.

Options

The Fund may purchase put and call options with respect to securities which are eligible for purchase by the Fund and with respect to various stock indices to hedge against the risk of unfavorable price movements adversely affecting the value of the Fund’s securities or securities the Fund intends to buy.  The Fund may also purchase call options in closing transactions, to terminate option positions written by the Fund.  The Fund may write (sell) covered call options on individual securities and on stock indices and engage in related closing transactions.

Purchasing Options.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed “strike” price. In return for this right, the Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by selling the option, by allowing it to expire or by exercising the option.  If the option is allowed to expire, the Fund will lose the entire premium it paid.  If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price.  The Fund also may terminate a put option position by closing it out in the secondary market at its current price (i.e., by selling an option of the same series as the option purchased), if a liquid secondary market exists.

The buyer of a typical put option will realize a gain if security prices fall substantially.  However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer will suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

B-8

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

The Fund may purchase a put or call option only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund’s total assets at the time of purchase.

Writing Options.  When the Fund writes a call option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, the Fund assumes the obligation to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option.  The Fund may seek to terminate its position in a call option it writes before exercise by closing out the option in the secondary market at its current price (i.e., by buying an option of the same series as the option written).  If the secondary market is not liquid for a call option the Fund has written, however, the Fund must continue to be prepared to deliver the underlying instrument in return for the strike price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position.  The Fund will establish a segregated account with the Custodian in which it will maintain the security underlying the option written, or securities convertible into that security, or cash or liquid assets such as U.S. government securities or other high-grade debt obligations, equal in value to commitments for options written.

Writing a call generally is a profitable strategy if the price of the underlying security remains the same or falls.  Through receipt of the option premium, a call writer mitigates the effects of a price decline.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

Combined Positions. The Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position.  For example, the Fund may write a put option and purchase a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because the types of exchange-traded options contracts are limited, the standardized contracts available likely will not match the Fund’s current or anticipated investments exactly.  The Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

B-9

Options prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well.  Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the security prices the same way.  Imperfect correlation also may result from differing levels of demand in the options markets and the securities markets, structural differences in how options are traded, or imposition of daily price fluctuation limits or trading halts.  The Fund may purchase or sell options with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not succeed in all cases.  If price changes in the Fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options.  No one can assure that a liquid secondary market will exist for any particular options contract at any particular time.  Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price.  In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract’s price moves up or down more than the limit in a given day.  On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, the Fund may not be able to enter into new positions or close out existing positions.  If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value.  As a result, the Fund’s access to other assets held to cover its options positions also could be impaired.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options, i.e., options not traded on exchanges (“OTC options”), generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. OTC options are considered to be illiquid, since these options generally can be closed out only by negotiation with the other party to the option.

Stock Index Options. Options on stock indices have certain risks that are not present with stock options generally.  Because the value of an index option depends on movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on an options transaction depends on movements in the level of stock prices generally rather than movements in the price of a particular stock.  Accordingly, to successfully use options on a stock index, the Advisor must be able to predict correctly movements in the direction of the stock market generally.  Index prices may be distorted if trading in certain stocks included in the index is interrupted.  Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index.  If this were to occur, the Fund would not be able to close out positions it holds.  The Fund’s policy is to engage in options transactions only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

B-10

Stock Index Futures

The Fund may buy and sell stock index futures contracts for bona fide hedging purposes, e.g., in order to hedge against changes in prices of the Fund’s securities.  No more than 25% of the Fund’s total assets at the time of any such transaction will be hedged with stock index futures contracts.

A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  Futures contracts are traded on designated “contract markets” which, through their clearing corporations, guarantee performance of the contracts.  No physical delivery of securities is made, but profits and losses resulting from changes in the market value of the contract are credited or debited at the close of each trading day to the accounts of the parties to the contract.  On the contract’s expiration date, a final cash settlement occurs.  Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.  If the Advisor expects general stock market prices to rise, it might purchase a stock index future contract as a hedge against an increase in prices of particular equity securities it wants ultimately to buy.  If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Fund’s futures contract resulting from the increase in the index.  On the other hand, if the Advisor expects general stock market prices to decline, it might sell a futures contract on the index.  If that index did in fact decline, the value of some or all of the equity securities held by the Fund might also be expected to decline, but that decrease would be offset in part by the increase in the value of the future contract.

No one can ensure that it will be possible at any particular time to close a futures position.  If the Fund could not close a futures position and the value of the position declined, the Fund would have to continue to make daily cash payments to the other party to the contract to offset the decline in value of the position.  No one can ensure that hedging transactions will be successful, as there may be an imperfect correlation between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets.  Successful use of futures contracts is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates, market prices and other factors affecting the value of securities.

The use of futures contracts includes several risks.  If the index the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of unlimited loss.  Further, unanticipated changes in stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures on stock indexes.

B-11

In addition, a variety of factors may affect the market prices of futures contracts.  First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets.  Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures.  No one can ensure that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

The Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Fund.  As a general rule, the Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.  In addition, the Fund will not purchase or sell futures or related options if, immediately thereafter, the amount of margin deposits on the Fund’s existing futures positions would exceed 5% of the market value of the Fund’s net assets.

Other Investment Companies

The Fund may invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by the Advisor.  They may include shares of money market funds, exchange traded funds (“ETFs”), closed-end investment companies, and passive foreign investment companies.

ETFs are not actively managed.  Rather, an ETF’s objective is to track the performance of a specified index.  Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, the Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.  Because of this, an ETF’s price can be volatile.  In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and SEC rules.  Under the 1940 Act, the Fund may own an unlimited amount of any affiliated investment company.  It also may invest its assets in any unaffiliated investment company, subject to certain conditions, as long as the Fund and its affiliated persons own no more than 3% of the outstanding voting stock of the acquired investment company.  This restriction may not apply to the Fund’s investments in money market mutual funds, if the Fund’s investments fall within the exceptions set forth under SEC rules.

B-12

As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  Accordingly, in addition to bearing their proportionate share of the Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies.

Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of an investment in other investment companies.

PORTFOLIO DISCLOSURE

The Fund will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

●
To persons providing services to the Fund who have a need to know such information in order to fulfill their obligations to the Fund, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Trust’s Board of Trustees;

●	In connection with periodic reports that are available to shareholders and the public;

●	To mutual fund rating or statistical agencies or persons performing similar functions;

●             Pursuant to a regulatory request or as otherwise required by law; or

●	To persons approved in writing by the Chief Compliance Officer of the Trust (the “CCO”).

Any disclosures made to persons approved by the CCO will be reported by the CCO to the Board at the end of the quarter in which such disclosure was made.  The portfolio holdings information that may be distributed to any person is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information.  Neither the Trust nor the Advisor may receive compensation in connection with the disclosure of information about the Fund’s portfolio securities.  In the event of a conflict between the interests of Trust shareholders and those of the Advisor or any affiliated person of the Trust or the Advisor, the CCO will make a determination in the best interests of the Trust’s shareholders, and will report such determination to the Board at the end of the quarter in which such determination was made.

The Fund discloses its portfolio holdings quarterly, in its annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.

B-13

Registered investment companies that are sub-advised by the Advisor may be subject to different portfolio holdings disclosure policies, and neither the Board of Trustees nor the Advisor exercises control over such policies.  In addition, the Advisor’s separately managed account clients have access to their portfolio holdings and are not subject to the Trust’s Disclosure Policies and Procedures.  Certain of the Advisor’s separately managed accounts and investment companies which it sub-advises have substantially similar or identical investment objectives and strategies to the Trust, and therefore have substantially similar, and in certain cases nearly identical, portfolio holdings as the Trust.

Such disclosure may be made to service providers, rating and statistical organizations and other persons approved by the CCO only if the recipients of such information are subject to a confidentiality agreement that among other things, prohibits any trading upon such information and if the authorizing persons (as determined by the Fund’s CCO) determine that, under the circumstances, disclosure is in the best interests of the Fund’s shareholders. The portfolio holdings information that may be distributed is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider or other person receiving the information.

PORTFOLIO TURNOVER

The annual portfolio turnover rate indicates changes in the Fund’s portfolio, and is calculated by dividing the lesser of long-term purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio long-term securities owned by the Fund during the fiscal year.  A 100% portfolio turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to high transaction costs and might result in a greater number of taxable transactions.

MANAGEMENT

The Board is responsible for the overall management of the Trust’s business.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, the Trust’s Custodian and Transfer Agent.  The Board delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board.

B-14

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)
DeWitt F. Bowman, C.F.A. 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 77)	Trustee	Since February 1995	Principal, Pension Investment Consulting, since 1994. Interim Treasurer and Vice President for Investments – University of California from 2000 to 2001.	4	Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds; Sycuan Funds; RREEF America III REIT1
J. Michael Gaffney 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 66)	Trustee	Since June 2004	Independent Consultant, IXIS Asset Management, North America, since 2004. Trustee, The Cutler Trust from 2003 to 2005.	4	None
Karin B. Bonding 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 68)	Trustee	Since May 2006	Lecturer, University of Virginia, since 1996. President of Capital Markets Institute, Inc. serving as fee-only financial planner and investment advisor since 1996.	4	Director of 6 closed end mutual funds in the Credit Suisse family of funds.
Jean Carter 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 50)	Trustee	Since April 2008	Retired since 2005; Director of Investment Management Group for Russell Investment Group from 2000 to 2005.	4	None
Robert M. Fitzgerald 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 55)	Trustee	Since April 2008	Retired from 2002-2005 and since 2007; Chief Financial Officer of National Retirement Partners from 2005 to 2007; Executive Vice-President and Chief Financial Officer, PIMCO Advisors LP from 1995 to 2001.	4	Trustee of Hotchkis and Wiley Funds since 2005.

B-15

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
“Interested” Trustees(3)
Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 51)	Trustee and President	Since June 2000	Director, Mutual Fund Services of the Advisor.	4	Brandes Investment Funds PLC
Jeff Busby 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 46)	Trustee	Since July 2006	Executive Director of the Advisor	4	None
Officers of the Trust
Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 37)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2006; Counsel to the Advisor from July 2000 to January 2006.	N/A	N/A
Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 51)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A
Adelaide Pund 11988 El Camino Real Suite 500 San Diego, CA 92130 (Age: 40)	Chief Compliance Officer	Since September 2004	Head of Compliance of the Advisor since October 2004; Compliance Manager of the Advisor from 1998 to October 2004.	N/A	N/A

1      Trustees and officers of the Fund serve until their resignation, removal or retirement.
2      Not “interested persons” of the Trust as defined in the 1940 Act.
3
“Interested persons” of the Trust as defined in the 1940 Act.  Debra McGinty-Poteet is an interested person of the Trust because she is an officer of the Trust (President) and an employee of the Advisor.  Jeff Busby is an interested person of the Trust because he is the Executive Director of the Advisor.

Board Committees

Audit Committee.  The Board has an Audit Committee, which is comprised of the independent members of the Board, Karin Bonding, DeWitt F. Bowman, J. Michael Gaffney, Jean Carter and Robert Fitzgerald.  The Audit Committee reviews financial statements and other audit-related matters for the Trust, and serves as the Trust’s “qualified legal compliance committee”.  The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence.  During the year ended September 30, 2008, the Audit Committee met twice.

B-16

Nomination Committee.  The Board has a Nomination Committee, which is comprised of the independent members of the Board, Karin Bonding, DeWitt F. Bowman, J. Michael Gaffney, Jean Carter and Robert Fitzgerald.  The Nomination Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee will consider candidates for trustees nominated by shareholders.  Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust.  The Nominating Committee met three times during the year ended September 30, 2008.

Fund Shares Owned by Trustees as of December 31, 2007

Amount Invested Key
A.	$0
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

Name of Trustee	Dollar Range of Equity Securities Owned in the Fund*	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
“Independent” Trustees
DeWitt F. Bowman	A	D
J. Michael Gaffney	A	D
Karin Bonding	A	A
Jean Carter	A	A
Robert Fitzgerald	A	A
“Interested” Trustees
Debra McGinty-Poteet	A	A
Jeff Busby	A	E
* The Fund’s shares were not offered for sale until the date of this SAI.

Compensation

The Trust pays an annual retainer of $16,000 and a fee of $1,000 per meeting attended to Trustees who are not “interested persons” of the Trust.  They also receive a fee of $1,000 for any committee meetings held on dates other than scheduled Board meeting dates, and are reimbursed for any expenses incurred in attending meetings.  The Advisor reimburses the Trust the portion of such amounts attributable to the Separately Managed Account Reserve Trust series of the Trust.

B-17

The table below shows the compensation paid to each Trustee for the fiscal period ended September 30, 2007:

Name	Aggregate Compensation from Fund*	Aggregate Compensation from Registrant	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Trust Complex Paid to Trustees
DeWitt F. Bowman (Independent Trustee)	$0	$19,000	$0	$0	$19,000
J. Michael Gaffney (Independent Trustee)	$0	$19,000	$0	$0	$19,000
Karin Bonding (Independent Trustee)	$0	$19,000	$0	$0	$19,000
Jean Carter (Independent Trustee)	$0	$0	$0	$0	$0
Robert Fitzgerald (Independent Trustee)	$0	$0	$0	$0	$0
Debra-McGinty-Poteet (Interested Trustee)	$0	$0	$0	$0	$0
Jeff Busby (Interested Trustee)	$0	$0	$0	$0	$0

Code of Ethics

The Trust, the Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act.  Each Code permits personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund, subject to certain conditions.  In accordance with the requirements of the Sarbanes-Oxley Act of 2002, the Trust has also adopted a supplemental Code of Ethics for its principal officers and senior financial officers.  Each Code has been filed as an exhibit to this registration statement and is available upon request by contacting the Trust.

PROXY VOTING PROCEDURES

The Fund does not invest in any security for the purpose of exercising control or management.  Because the Advisor is in a better position than the Board of Trustees to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly, the Fund has delegated its authority to vote proxies to the Advisor, subject to the supervision of the Board.  The Fund’s proxy voting policies are summarized below.

Policies of the Fund’s Investment Advisor

Subject to certain limited exceptions, it is the Advisor’s policy to vote all proxies received by the Fund in a timely manner.  Upon receiving each proxy the Advisor reviews the issues presented and makes a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted.  The Advisor considers information from a variety of sources in evaluating the issues presented in a proxy.  The Advisor does not solicit or consider the views of individual shareholders of the Fund in voting proxies.  The Advisor generally supports policies, plans and structures that it believes provide quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners.  Conversely, the Advisor generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

B-18

The Advisor’s proxy voting procedures adhere to the following broad principles:

●
The right to vote proxies with respect to portfolio securities held by the Fund is an asset of the Fund.  The Advisor acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

●
Where the Advisor is given responsibility for voting proxies, it must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

●	The financial interest of the clients is the primary consideration in determining how proxies should be voted.
●
In the case of social and political responsibility issues that in its view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of its clients and, thus, unless a client has provided other instructions, the Advisor generally votes in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”) on these issues, although, on occasion the Advisor abstains from voting on these issues.

●	When making proxy-voting decisions, the Advisor generally adheres to its proxy voting guidelines.
●
Although clients do not always have proxy-voting policies, if a client has such a policy and instructs the Advisor to follow it, the Advisor is required to comply with it except in any instance in which doing so would be contrary to the economic interests of an employee benefit plan or otherwise imprudent or unlawful.

The Board has approved the Advisor’s proxy voting policies and procedures.  The Board will monitor the implementation of these policies to ensure that the Advisor’s voting decisions:

●	Are consistent with the Advisor’s fiduciary duty to the Fund and its shareholders;

●	Seek to maximize shareholder return and the value of Fund investments;

●	Promote sound corporate governance; and

●	Are consistent with the Fund’s investment objective and policies.

International Proxy Voting

While the Advisor utilizes these proxy voting policies and procedures for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies.  For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically.  In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

B-19

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Furthermore, the operational hurdles to voting proxies vary by country.  As a result, the Advisor considers international proxy voting on a case-by-case basis. However, when the Advisor believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, the Advisor will make every reasonable effort to vote such proxies.

Conflicts of Interest

The Advisor’s Corporate Governance Committee is responsible for identifying proxy voting proposals that present a conflict of interest in accordance with such criteria as the Corporate Governance Committee establishes from time to time.  If the Advisor receives a proxy relating to an issuer that raises a conflict of interest, the Corporate Governance Committee will determine whether the conflict is “material” to any specific proposal included within the proxy.  In situations where there is a conflict of interest between the interests of the Advisor and the interests of the Fund, the Advisor will take one of the following steps to resolve the conflict:

1.	Refer Proposal to the Board – The Advisor may refer the proposal to the Board of Trustees and obtain instructions from the Board on how to vote the proxy relating to that proposal.
2.
Obtain Fund Ratification – If the Advisor is in a position to disclose the conflict to the client (i.e., such information is not confidential), the Advisor may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the Fund and obtain the Fund’s consent to how the Advisor will vote on the proposal (or otherwise obtain instructions from the Board on how the proxy on the proposal should be voted).

3.
Use Predetermined Voting Policy – The Advisor may vote according to its Guidelines or, if applicable, the proxy voting policies mandated by the Fund, so long as the subject matter of the proposal is specifically addressed in the Guidelines or proxy voting policies such that the Advisor will not be exercising discretion on the specific proposal raising a conflict of interest.

4.
Use an Independent Third Party for All Proposals – Subject to any Fund imposed proxy voting policies, the Advisor may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or Investor Responsibility Research Center, Inc. (“IRRC”) (or to have the third party vote such proxies).

5.
Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict – Subject to any Fund imposed proxy voting policies, the Advisor may use an independent third party (such as ISS or IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

B-20

In the event of a conflict between the interests of the Advisor and the Fund, the Advisor’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies.  The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case will be determined by a majority of the Independent Trustees.

More Information

The actual voting records relating to portfolio securities of the Fund during the most recent 12-month period ended June 30 will be available without charge, upon request by calling toll-free, (800) 331-2979 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures is available by calling (800) 331-2979 and will be sent within three business days of receipt of a request.

PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges that it controls the Fund.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

Information regarding principal shareholders and control persons of the Funds is not provided because the Funds were not offered for sale until the date of this SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Agreement

Subject to the supervision of the Board, the Advisor provides investment management and services to the Fund, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund and makes decisions and place orders to buy, sell or hold particular securities.  In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Fund and the legal obligations with respect to which the Trust or the Fund may have to indemnify the Trust’s officers and Trustees; and (xii) amortization of organization costs.

B-21

Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to the Fund for any error of judgment by the Advisor or any loss sustained by the Fund, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.  In addition, the Fund will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

The Advisory Agreement with respect to the Fund was approved effective October 6, 2008 for an initial two-year period and will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or “interested persons” of the Fund as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities.

The Board of Trustees or the holders of a majority of the outstanding voting securities of the Fund can terminate the Advisory Agreement with respect to the Fund at any time without penalty, on 60 days written notice to the Advisor.  The Advisor may also terminate the Advisory Agreement on 60 days written notice to the Fund.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

The Advisor has agreed that it will waive management fees and reimburse operating expenses of the Fund’s Class I and Class E shares to the extent necessary to ensure that the expenses of the Fund’s Class I and Class E shares do not exceed during each fiscal year 1.00% and 1.20%, respectively, of the average daily net assets of such Class (the “Expense Cap”).  Such agreement is currently in effect through September 30, 2009.

The Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor without interest at any time before the end of the third full fiscal year of the Fund after the fiscal year in which the waiver or reimbursement occurred, unless that repayment would cause the aggregate operating expenses of the Fund to exceed the Expense Cap for the fiscal year in which the waiver or reimbursement occurred.

Portfolio Managers

The following includes information regarding the Fund’s portfolio managers and the accounts managed by each of them as of June 30, 2008.  Investment decisions with respect to the Fund are the responsibility of the Advisor’s Large Cap Investment Committee which is comprised of a limited number of senior analysts and portfolio management professionals of the Advisor.  Some of the Large Cap Committee members are listed below.  As an oversight function, the Advisor also has an Investment Oversight Committee that establishes broad standards and practices to be followed by its product investment committees including the Large Cap Investment Committee.  Messrs. Carlson and Woods and Ms. Morris are members of both the Large Cap Investment Committee and the Investment Oversight Committee.

B-22

Other Accounts

As members of the Advisor’s Large Cap Investment Committee and/or Investment Oversight Committee, the Fund’s portfolio managers assist the respective investment committee in analyzing and making investment decisions which are uniformly applied to a substantial number of institutional and private client separate accounts and “wrap” accounts sponsored by certain unaffiliated broker-dealers.

	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Glenn Carlson	Registered mutual funds: 10 Other pooled investment vehicles: 54 Other accounts: 7,524 (Managed by Investment Oversight Committee) Total accounts: 7,588	Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account. The Advisor manages 18 accounts from which it receives an advisory fee based on the performance of the account.  Total assets in these 18 accounts are $9,857,906,846
Registered mutual funds: approximately $8,168 million Other pooled investment vehicles: approximately $11,584 million Other accounts: approximately $66,621 million
Brent Woods	Registered mutual funds: 10 Other pooled investment vehicles: 54 Other accounts: 7,524 (Managed by Investment Oversight Committee) Total accounts: 7,588	Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.  The Advisor manages 18 accounts from which it receives an advisory fee based on the performance of the account. Total assets in these 18 accounts are $9,857,906,846
Registered mutual funds: approximately $8,168 million Other pooled investment vehicles: approximately $11,584 million Other accounts: approximately $66,621 million
Amelia Morris	Registered mutual funds: 10 Other pooled investment vehicles: 54 Other accounts: 7,524 (Managed by Investment Oversight Committee) Total accounts: 7,588	Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.  The Advisor manages 18 accounts from which it receives an advisory fee based on the performance of the account. Total assets in these 18 accounts are $9,857,906,846
Registered mutual funds: approximately $8,168 million Other pooled investment vehicles: approximately $11,584 million Other accounts: approximately $66,621 million

B-23

Jim Brown
Registered mutual
funds:  8

Other pooled
investment vehicles:
31

Other accounts:
6,521

(Managed by Large
Cap *including
equity portion of
Enhanced Income
product* Investment
Committee)

Total accounts: 6,560

Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.  The Advisor manages 17 accounts from which it receives an advisory fee based on the performance of the account. Total assets in these 17 accounts are $9,116,182,513
Registered mutual funds: approximately $8,147 million Other pooled investment vehicles: approximately $10,519 million Other accounts: approximately $63,456 million
Keith Colestock
Registered mutual
funds:  8

Other pooled
investment vehicles:
36

Other accounts:
7,120
(Managed by Large
Cap *including
equity portion of
Enhanced Income
product* and Mid
Cap Investment
Committees)

Total accounts:
7,164

Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.  The Advisor manages 18 accounts from which it receives an advisory fee based on the performance of the account. Total assets in these 18 accounts are $9,857,906,846
Registered mutual funds: approximately $8,147 million Other pooled investment vehicles: approximately $10,741 million Other accounts: approximately $64,409 million
Brent Fredberg
Registered mutual
funds:  8

Other pooled
investment vehicles:
31

Other accounts:
6,521
(Managed by Large
Cap *including
equity portion of
Enhanced Income
product* Investment
Committee)

Total accounts: 6,560

Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.  The Advisor manages 17 accounts from which it receives an advisory fee based on the performance of the account. Total assets in these 17 accounts are $9,116,182,513
Registered mutual funds: approximately $8,147 million Other pooled investment vehicles: approximately $10,519 million Other accounts: approximately $63,456 million

B-24

Compensation

As of October 1, 2008, the Advisor’s compensation structure for portfolio managers/analysts consists of: competitive base salaries, participation in an annual bonus plan, and eligibility for participation in the firm’s equity through partnership or phantom equity.

The base salary for each of the portfolio managers is fixed.  Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria.  The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals.  Compensation is not based on the performance of the Fund or other accounts.  There is no difference between the method used to determine the compensation of the portfolio managers with respect to the Fund and the other accounts managed by the portfolio managers.

Security Ownership of the Fund by the Portfolio Managers

  None of the portfolio managers beneficially own shares of the Fund.

Material Conflicts of Interest That May Arise

Investment Opportunities.  It is possible that at times identical securities will be held by more than one fund and/or account managed by the Advisor.  If the Advisor’s Large Cap Investment Committee identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts.  For client accounts, including the Fund, that are able to participate in aggregated transactions, the Advisor utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.  Typically the trading sequence follows a random rotational system (by custodian) so that clients of each brokerage firm, bank custodian or trust company will have their opportunity to participate in a transaction first.  The actual client trade allocation sequence within each custodial group in the rotation is usually made on a random basis.

           Investment in the Fund.  Members of the Advisor’s Large Cap Investment Committee may invest in funds or other accounts that they are involved in managing and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts.  In order to address this potential conflict, the Advisor’s investment decision-making and trade allocation policies and rotational trading system procedures as described above are designed to ensure that none of the Advisor’s clients are disadvantaged in the Advisor’s management of accounts.

Performance-Based Fees.  For a small number of accounts, the Advisor may be compensated based on the profitability of such account, such as a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to other accounts where the Advisor is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where the Advisor might share in investment gains.  In order to address these potential conflicts, the Advisor’s investment decision-making and trade allocation policies and rotational trading system procedures as described above are designed to ensure that none of the Advisor’s clients are disadvantaged in the Advisor’s management of accounts.

B-25

Compliance Program. Additionally, the Advisor’s internal controls are tested on a routine schedule as part of the firm’s compliance monitoring program.  Many of the firm’s compliance policies and procedures, particularly those involving the greatest risk potential, are reviewed on a regular basis firm-wide by committees that include representatives from various departments within the Advisor, including personnel who are responsible for carrying out the job functions covered by the specific policies and procedures, representatives of the Legal and Compliance department (including the Chief Compliance Officer), representatives of operations, and other representatives of senior management.

The compliance committees meet on a periodic basis to review the applicable compliance policies and procedures, review any suspected instances of non-compliance and discuss how the policies and procedures have worked and how they may be improved.

The specific operations of the various compliance committees are set forth in the compliance policies for the particular program area.  The compliance committees utilize a risk-based approach in reviewing the compliance policies and procedures.

Administration Agreement

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator for the Fund, subject to the overall supervision of the Trustees.  The Administrator is responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Fund’s books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Fund’s insurance relationships; (iii) preparing for the Fund (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Fund’s shareholders and Trustees and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the Fund’s registration and/or the registration of the shares of the Fund under the blue sky laws of the various states; (v) responding to all inquiries or other communications of shareholders; (vi) overseeing all relationships between the Fund and any custodian(s), transfer agent(s) and accounting services agent(s); and (vii) authorizing and directing any of the Administrator’s directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected.  The Trust’s Agreement with the Administrator contains limitations on liability and indemnification provisions similar to those of the Advisory Agreement described above.  For its services, the Administrator receives a fee at the annual rate of 0.03% of the first $1 billion of the Fund’s average daily net assets and 0.02% thereafter, subject to a $50,000 annual minimum.

B-26

Distribution Agreement

Quasar Distributors, LLC (the “Distributor”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, serves as the Trust’s principal underwriter pursuant to a Distribution Agreement with the Trust.  The offering of the Fund’s shares is continuous.  The Distributor is not obligated to sell any specific amount of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreement.  Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act.  The Advisor pays the Distributor’s fees.  The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

PORTFOLIO TRANSACTIONS AND BROKERAGE

In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available.  Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Board.

The Fund may purchase portfolio securities directly from issuers or from underwriters.  Where possible, it makes purchases and sales through dealers (including banks) which specialize in the types of securities involved, unless better executions are available elsewhere.  Dealers and underwriters usually act as principals for their own accounts.  Purchases from underwriters include a commission paid by the issuer to the underwriter and purchases from dealers include the spread between the bid and the asked price.

In placing portfolio transactions, the Advisor uses its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available.  It considers the full range and quality of services available in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.

The Advisor has a formal broker evaluation process based on a semi-annual survey of its research analysts.  Target trading allocations to brokerage firms are established, based on evaluation of factors such as proprietary research, access to analysts, coordination of visits from management of portfolio companies, and participation in industry conferences.  However, the decision to select a broker-dealer for a particular transaction is based on its ability to provide the most favorable price and execution as discussed above.

FINRA has adopted rules governing FINRA members’ execution of investment company portfolio transactions. These rules prohibit broker-dealers from selling the shares of, or acting as an underwriter for, any investment company if the broker-dealer knows or has reason to know that the investment company or its investment adviser or underwriter have directed brokerage arrangements in place that are intended to promote the sale of investment company securities. The Advisor does not consider whether a broker-dealer sells shares of the Fund when allocating the Fund’s brokerage.

B-27

The Advisor makes investment decisions for the Fund independently from those of the Advisor’s other client accounts.  Nevertheless, at times the same securities may be acceptable for the Fund and for one or more of such client accounts.  To the extent any of these client accounts and the Fund seek to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If the Fund and one or more of such other client accounts simultaneously purchases or sells the same security, the Advisor allocates each day’s transactions in such security between the Fund and all such client accounts as it decides is fair, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors it deems relevant.  In some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

NET ASSET VALUE

The net asset value per share of each Class of the Fund is calculated by adding the value of all portfolio securities and other assets of the Fund attributable to the Class, subtracting the liabilities of the Fund attributable to the Class, and dividing the result by the number of outstanding shares of such Class.  Assets attributable to a Class consist of the consideration received upon the issuance of shares of the Class together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, and any funds or payments derived from any reinvestment of such proceeds.

Net asset value for purposes of pricing purchase and redemption orders is determined as of 4:00 p.m. Eastern time, the normal close of regular trading hours on the New York Stock Exchange, on each day the Exchange is open for trading and the Federal Reserve Bank’s Fedline System is open.  Currently, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Securities that are traded on a national or foreign securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the last bid and ask price.

Over-the-counter (“OTC”) equity securities included in the NASDAQ National Market System (“NMS”) are priced at the NASDAQ official closing price (“NOCP”).  Equity securities traded on the NMS for which the NOCP is not available, and equity securities traded in other over-the-counter markets, are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last bid and ask price.  Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments, maturing in 61 days or more, for which reliable market quotations are readily available are valued at current market quotations as provided by an independent pricing service.  Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost.

B-28

Options listed on an exchange are valued at the last sales price at the close of trading on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange on the day of valuation or, if there was no sale on the applicable options exchange on such day, at the mean between the bid and ask price on any of such exchanges on such day closest to the close of the New York Stock Exchange on such day.  OTC options are valued at the average between the bid and asked prices on the day of valuation provided by a dealer selected by the Advisor.  On a monthly basis, the Advisor obtains bid and asked prices from at least two other dealers engaged in OTC options transactions for the purpose of comparison with the then current valuations of OTC options written or held by the Fund.  In addition, the Advisor on a daily basis monitors the market prices on the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Futures contracts and options listed on a national exchange are valued at the sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at the mean between the bid and ask prices on any of such exchanges on such day closest to the close of the New York Stock Exchange.  Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, for which reliable market quotations are readily available, are valued at current market quotations as provided by an independent pricing service or principal market maker.  Bonds and other fixed-income securities (other than the short-term securities described above) are valued using the bid price as provided by an independent pricing service.

Foreign securities markets normally complete trading well before the close of the New York Stock Exchange.  In addition, foreign securities trading may not take place on all days on which the New York Stock Exchange is open for trading, and may occur in certain foreign markets on days on which the Fund’s net asset value is not calculated.  Except as described below, calculations of net asset value will not reflect events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange.  The Fund translates assets or liabilities expressed in foreign currencies into U.S. dollars based on the spot exchange rates at 4 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

The Fund may use a pricing service approved by the Board.  Prices provided by such a service represent evaluations of the current bid price, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data.  Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.

B-29

The Fund values securities and other assets for which market quotations are not readily available at fair value as determined in good faith, pursuant to policies and procedures approved by the Board. Fair values are determined by a valuation committee of the Advisor, in consultation with the Advisor’s portfolio managers and research and credit analyst, on the basis of factors such as the cost of the security or asset, transactions in comparable securities or assets, relationships among various securities and assets, and other factors as the Advisor may determine will affect materially the value of the security.  If the Advisor’s valuation committee is unable to determine a fair value for a security, a meeting of the Board is called promptly to determine what action should be taken.  All determinations of such committee are reviewed at the next meeting of the full Board.  In addition, the Board has approved the use of FT Interactive Data Corporation (“FT Interactive”) to assist in determining the fair value of the Fund’s foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchange no longer represent the amount that the Fund could expect to receive for the securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index.

SHAREHOLDER SERVICE PLAN

The Trust has adopted a Shareholder Service Plan for the both Class I and Class E shares of the Fund (the “Service Plan”) pursuant to which the Fund is authorized to pay compensation to financial institutions (each a “Service Provider”) that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of such shares of the Fund.  In consideration for such services, a Service Provider is compensated by the Fund at a maximum annual rate of up to 0.05% and 0.25% of the average daily net asset value of the Class I and Class E shares of the Fund, respectively, serviced by the Service Provider.

As authorized by the Service Plan, the Fund may enter into a Shareholder Service Agreement with a Service Provider pursuant to which the Service Provider agrees to provide certain shareholder support services to its customers who own Class I or Class E shares of the Fund.  Such shareholder support services may include, but are not limited to, (i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in shares; (iii) arranging for bank wires; (iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in shares; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with the Fund or its service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing sub-accounting with respect to shares beneficially owned by shareholders; (x) processing dividend payments from the Fund on behalf of shareholders; and (xi) providing such other similar services as the Fund may reasonably request to the extent that the Service Provider is permitted to do so under applicable laws or regulations.

B-30

REDEMPTIONS

The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in readily marketable securities with a current market value equal to the redemption price.  Although the Fund does not expect to make any part of a redemption payment in securities, if such payment were made, an investor would incur brokerage costs in converting such securities to cash.  The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which commits the Fund to paying redemptions in cash, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund’s total net assets at the beginning of such 90-day period.

TAXATION

The Fund intends to elect to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”).  In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.  If the Fund fails to qualify as a regulated investment company under Subchapter M for any reason, the Fund would be subject to federal taxes, and possibly other taxes, on its income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.

In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements.  Among these requirements are the following: (1) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, limited in respect of any one issuer to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the Code.  For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund.  If more than 50% in value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes.  No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions.  A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.  The Fund will report annually to its shareholders the amount per share of such withholding taxes.

B-31

Many of the options, futures and forwards contracts that may be used by the Fund are “section 1256 contracts.”  Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses (“60/40”) although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character.  Section 1256 contracts held by the Fund at the end of its fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

Generally, the transactions in options, futures and forward contracts undertaken by the Fund may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by the Fund.  In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear.  These transactions may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders.  The Fund may make certain elections available under the Code which are applicable to straddles. If the Fund makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

The tests which the Fund must meet to qualify as a RIC, described above, may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.

Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as “section 988” gains or losses.  Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.

B-32

Dividends from the Fund’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) as ordinary income or “qualified dividend income” (if so designated by the Fund) to the extent of the Fund’s earnings and profits.  Distributions of the Fund’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to such shareholders as long-term capital gain, regardless of how long they have held their Fund shares.  Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January.  Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

The Fund is required to withhold 28% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number.  The Fund also is required to withhold 28% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

The foregoing discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund.  There may be other tax considerations applicable to particular shareholders.  Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

PERFORMANCE INFORMATION

Average Annual Total Return

Average annual total return used in the Fund’s advertising and promotional materials reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund’s performance had been constant over the entire period, and is computed according to the following formula:

P(1 + T)n = ERV
Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	the average annual total return.
	n	=	the number of years in the base period.
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period assuming reinvestment of all dividends and distributions.

B-33

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD
Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	the average annual total return.
	n	=	the number of years in the base period.
	ATVD	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution, not after taxes on redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.  ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR
Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	the average annual total return.
	n	=	the number of years and
	ATVD	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution and redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.  ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

All performance figures will be based on historical results and are not intended to indicate future performance.

The Fund will update the time periods used in advertising to the last day of the most recent quarter prior to submission of the advertising for publication.

B-34

FINANCIAL STATEMENTS

Because the Fund is new, there are no financial statements available as of the date of this SAI.

OTHER SERVICE PROVIDERS

The Trust’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts, 02116, is responsible for holding the Fund’s assets.

The Trust’s independent registered public accounting firm, Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, will examine the Fund’s financial statements annually and prepare the Fund’s tax returns.

Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, California, 90071, acts as legal counsel for the Trust and the independent Trustees.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

B-35

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

GENERAL INFORMATION

The Fund is diversified (see “Investment Restrictions” above). The Trust was organized as a Delaware statutory trust on July 6, 1994 and is an open-end management investment company.  The Board has authority to issue an unlimited number of shares of beneficial interest of separate series and to terminate any series without shareholder consent if it believes such termination is in the best interest of the shareholders of such series.  The Fund is currently one of four series of the Trust.  The Fund commenced operation on October 1, 2008.  The Fund offers two classes of shares—Class I and Class E—each of which commenced operations on October 1, 2008.  Although it has no present intention to do so, the Trust has reserved the right to convert to a master-feeder structure in the future by investing all of the Fund’s assets in the securities of another investment company, upon notice to and approval of shareholders.  The Trust’s Declaration of Trust provides that obligations of the Trust are not binding on the Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust, the Fund or their investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

You can examine the Trust’s Registration Statement on Form N-1A at the office of the Securities and Exchange Commission in Washington, D.C.  Statements contained in the Fund’s prospectus and this Statement of Additional Information as to the contents of any contract or other document are not necessarily complete and, in each instance, reference is made to the copy of such contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

B-36

Shares of Beneficial Interest

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust will not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter.  Thus, on any matter submitted to a vote of shareholders of the Trust, all shares of the affected series will vote unless otherwise permitted by the 1940 Act, in which case all shares of the Trust will vote in the aggregate.  For example, a change in the Fund’s fundamental investment policies would be voted upon by shareholders of the Fund, as would the approval of any advisory or distribution contract for the Fund.  However, all shares of the Trust will vote together in the election or selection of Trustees and accountants for the Trust.

As used in the Fund’s prospectus and in this Statement of Additional Information, the term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.  Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust’s Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

The Trust does not hold annual shareholder meetings of the Fund.  The Trust will not normally hold meetings of shareholders to elect Trustees unless fewer than a majority of the Trustees holding office have been elected by shareholders.  Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose.  The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing by the shareholders of record owning at least 10% of the Trust’s outstanding shares Trust and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund has equal voting rights, and fractional shares have fractional rights.  Each share of the Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation from the Fund.  Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

B-37

________________

BRANDES
________________

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

Class I* and E shares

Prospectus

October 1, 2008

As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it judged this fund for investment merit.  It is a criminal offense to state otherwise.

*Shares of the Fund outstanding prior to October 1, 2008 have been redesignated as Class I shares.

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

This important section summarizes the Fund’s investments, risks, and fees.	RISK/RETURN SUMMARY AND FUND EXPENSES	3
This section provides details about the Fund’s past performance.	FUND PERFORMANCE	5
This section provides details about the Fund’s investment strategies and risks.	INVESTMENT OBJECTIVE, POLICIES AND RISKS International Investing Value Investing Main Risks Other Investment Techniques and Restrictions Portfolio Holdings	7 7 7 8 10 10
Review this section for information about the organizations and people who oversee the Fund.	FUND MANAGEMENT The Investment Advisor Portfolio Managers Other Service Providers	10 10 11 13
This section explains how shares are valued, how to purchase and sell shares, and payments of dividends and distributions.
SHAREHOLDER INFORMATION
Pricing Of Fund Shares
Purchasing and Adding to Your Shares
Anti-Money Laundering
Minimum Initial Investment
Selling Your Shares
Policy on Disruptive Trading
Fair Value Pricing
Dividends, Distributions and Tax Status

		13 13 14 14 15 17 19 19 21
Review this section for details on selected financial statements of the Fund.	FINANCIAL HIGHLIGHTS	23
	PRIVACY NOTICE	PN-1

RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective:	Long term capital appreciation

Principal Investment Strategies:
Brandes Institutional International Equity Fund (the “Fund”) invests principally in common and preferred stocks of foreign companies and securities that are convertible into such common stocks.  These companies generally have market capitalizations (market value of publicly traded securities) greater than $1 billion.  Under normal conditions, the Fund invests at least 80% of its total assets measured at the time of purchase in equity securities of issuers located in at least three countries outside the U.S.  Up to 20% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets.  Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio.

Principal Investment Risks:
Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.  In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.  Emerging country markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.  The values of the Fund’s convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

Who May Want to Invest?	Consider investing in the Fund if you:

●     want potential capital appreciation and are willing to accept the higher risks associated with investing in foreign stocks;
●     want professional portfolio management; and
●     are investing for long-term goals.

The Fund is not appropriate for anyone seeking: ● safety of principal; ● a short-term investment; or ● regular income.
The Fund offers Class I shares and Class E shares which are available to institutional investors. See page 14 for additional information.
Minimum Initial Investment:	$1,000,000

FUND PERFORMANCE

The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the performance of the Fund over time to the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index, a standard international equity investment benchmark.

The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31/07
for Class I Shares

Best Quarter	Q4	1999	27.15%
Worst Quarter	Q3	2002	-20.72%

Average Annual Total Returns
(For the period ending December 31, 2007)

Brandes Institutional International Equity Fund Class I Shares	1 Year	5 Years	Since Inception(1)
Return Before Taxes	8.56%	22.92%	14.88%
Return After Taxes on Distributions(2)	6.25%	21.48%	12.08%
Return After Taxes on Distributions and Sale of Fund Shares(2)	8.61%	20.19%	11.68%
Class E Shares(1)	8.23%	22.59%	14.59%
MSCI EAFE Index(3)	11.17%	21.59%	8.02%

(1)   Shares of the Fund outstanding prior to October 1, 2008 have been redesignated as Class I shares.  The inception date of Class I is January 2, 1997.  The inception date of Class E is October 1, 2008.  Performance shown prior to the inception of the Class E shares reflects the performance of the Class I shares of the Fund, adjusted to reflect Class E expenses.

(2)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  Direct investment in an index is not possible.

Fees and Expenses

As an investor in the Fund, you will pay the following fees and expenses based on the Fund’s last fiscal period.  Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.  If you purchase shares through a bank, broker or other investment representative, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class E
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Maximum Contingent Deferred Sales Charge	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses(1) (fees paid from Fund assets)
Management Fees	1.00%	1.00%
Other Expenses
Shareholder Service Fees	None	0.25%
Other Expenses(2)	0.12%	0.12%
Total Annual Fund Operating Expenses	1.12%	1.37%

(1) The Advisor has agreed with Brandes Investment Trust (the “Trust”) to limit the Fund’s Class I and Class E annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to such Classes through the Fund’s fiscal year ended September 30, 2009: 1.20% and 1.40%, respectively.

(2)  Because Class E shares are new, Other Expenses for Class E shares are based on expenses incurred for the Class I shares for the fiscal period ended September 30, 2007.

Use the following table to compare fees and expenses of the Fund with those of other mutual funds.  It illustrates the amount of fees and expenses you would pay assuming the following:

●	$10,000 investment in the Fund
●	5% annual return
●	all distributions are reinvested
●	redemption at the end of each period
●	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

Expense Example

	1 Year	3 Years	5 Years	10 Years
Class I	$114	$356	$617	$1,363
Class E	$139	$434	$750	$1,646

INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Fund’s investment objective is long-term capital appreciation.  It seeks to achieve this objective by investing principally in a diversified portfolio of equity securities of foreign companies.  The Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.

International Investing

During the past decade foreign capital markets have grown significantly.  Today, over half of the world’s equity value is located outside of the United States.  The Advisor believes that significant investment opportunities exist throughout the world.

The Fund normally invests at least 80% of its net assets in equity securities of foreign companies with market capitalizations (market value of publicly traded securities) greater than $1 billion at the time of purchase.  The Fund does not invest more than 20% of its total assets, measured at the time of purchase, in securities of companies located in emerging securities markets.  The Fund may not make any change in the Fund’s investment policy of investing at least 80% of its net assets in equity securities without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Equity securities include common stocks, preferred stocks and securities convertible into common stocks. The Fund invests in these securities directly or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies.

Under normal circumstances, the Fund invests at least 80% of its total assets, measured at the time of purchase, in equity securities of companies located in at least three countries other than the United States.  The Fund may invest in countries in Western Europe, North and South America, Australia, Africa and Asia.  With respect to Fund investments in any particular country or industry, the Fund may typically invest up to the greater of either (a) 20% of total Fund assets in any particular country or industry, measured at the time of purchase or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International (“MSCI”) EAFE Index, measured at the time of purchase. As of August 31, 2008, the weight of the U.S. in the MSCI World Index was 48.88%.  However, the Fund may not invest more than 25% of its total assets, measured at the time of purchase, in any one industry (other than U.S. government securities).

The Advisor selects stocks for the Fund based on their individual merits and not necessarily on their geographic locations.  In selecting foreign securities, the Advisor does not attempt to match the security allocations of foreign stock market indices.  Therefore, the Fund’s country weightings may differ significantly from country weightings found in published foreign stock indices.  For example, the Advisor may decide not to invest the Fund’s assets in a country whose stock market, at the time, comprises a large portion of a published foreign stock market index.  At the same time, the Advisor may invest the Fund’s assets in countries whose representation in the index is small or non-existent.

Value Investing

The Advisor applies the Graham and Dodd Value Investing approach to stock selection.  Benjamin Graham is widely regarded as the founder of this approach to investing and a pioneer in modern security analysis.  In his 1934 book Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by indentifying the “true” long-term – or intrinsic – value of a company based on measurable data.  The Advisor follows this approach, looking at each equity security as though it is a business that is for sale.  By buying equity securities at what it believes are favorable prices, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

The Advisor uses fundamental analysis to develop an estimate of intrinsic value, and looks at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry.  This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

The Advisor may sell a security when its price reaches a target set by the Advisor, if the Advisor believes that other investments are more attractive, or for other reasons.

Main Risks

The value of your investment in the Fund will fluctuate, which means you could lose money.  You should consider an investment in the Fund as a long-term investment.

Stock Risks

The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods.  Stocks are more volatile—likely to go up or down in price, sometimes suddenly—and are riskier than some other forms of investment, such as short-term high-grade fixed income securities.

Foreign Securities Risks

Investments in foreign securities involve certain inherent risks such as fluctuations in currency exchange rates.  However, the Advisor does not believe that currency fluctuation, over the long term, on a group of broadly diversified companies representing a number of currencies and countries, significantly affects portfolio performance.  Because the Advisor searches world-wide for undervalued companies, and is not limited to searching only among U.S. stocks, the Advisor believes that over the long term the benefits of strict value investing apply just as well with an added currency risk as they would without that risk.

Before investing in the Fund, you should also consider the other risks of investing in foreign securities, including political or economic instability in the country of issue and the possible imposition of currency exchange controls or other adverse laws or restrictions.  In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than the prices of securities in U.S. markets.  With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund.  Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC’s reporting requirements.  Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund then is available concerning U.S. companies.  Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S.  These factors could make foreign investments, especially those in developing countries, more volatile than U.S. investments.

The Fund may from time to time invest a substantial portion of the total value of its assets in securities of issuers located in particular countries and/or associated with particular industries.  For example, as of June 30, 2008, 32.45% of the Fund’s assets were invested in Japanese issuers. During such periods, the Fund may be more susceptible to risks associated with single economic, political or regulatory occurrences than more diversified portfolios.

Emerging Markets and Related Risks

  Emerging securities markets are the capital markets of any country that, in the opinion of the Advisor, is generally considered a developing country by the international financial community.  There are currently over 130 such countries, approximately 40 of which currently have investable stock markets.  Those countries generally include every nation in the world except the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand and most nations located in Western Europe.  Currently, investing in many emerging market countries is not feasible or may involve unacceptable risks.  As opportunities to invest in other emerging markets countries develop, the Fund expects to expand and diversify further the countries in which it invests.

Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Further, certain currencies may not be traded internationally.  Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar.  Any fluctuations or devaluations in the currencies in which the Fund’s portfolio securities are denominated may reduce the value of your investment in the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries.  Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position.  Further, the Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S.

Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than of comparable U.S. companies.  Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions.  Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested.  Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities.  Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund’s incurring additional costs and delays in the transportation and custody of such securities.

Small Capitalization Company Risks

Small capitalization companies often have limited product lines, markets or financial resources and may be dependent on one person or a few key persons for management.  The securities of these companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

Value Securities Risk

Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued.  The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline.  There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Short-Term Investments

The Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies.  Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.

Other Investment Techniques and Restrictions

The Fund will use certain other investment techniques, and has adopted certain investment restrictions, which are described in the Fund’s Statement of Additional Information (“SAI”).  Unlike the Fund’s investment objective, certain of these investment restrictions are fundamental and may be changed only by a majority vote of the Fund’s outstanding shares.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

The most recent information about the Fund’s portfolio holdings can be found in its annual or semi-annual or quarterly shareholder report.  For information about receiving this report, see the back cover.

FUND MANAGEMENT

The Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”). The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor, Distributor and Administrator.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor

Brandes Investment Partners, L.P., (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of June 30, 2008, the Advisor managed approximately $86.4 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  Charles H. Brandes owns a controlling interest in the Advisor’s general partner, Brandes Investment Partners, L.P.  The Advisor’s offices are at 11988 El Camino Real, Suite 500, San Diego, California, 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Fund, including determining which securities are bought and sold.  The Fund’s portfolio is team-managed by the Advisor’s Large Cap Investment Committee, whose members include senior analysts and portfolio management professionals of the firm.  The Advisor also provides certain officers for the Trust.  For its services, during its last fiscal year ended September 30, 2007, the Fund paid the Advisor a fee, accrued daily and paid monthly, at an annualized rate of 1.00% of the Fund’s average net assets.  The Advisor has signed a contract with the Trust in which the Advisor has agreed that during the Fund’s fiscal year ending September 30, 2009 the Advisor will waive management fees and reimburse operating expenses of the Fund’s Class I and Class E shares to the extent necessary to ensure that the expenses of each class do not exceed during each such fiscal year 1.20% and 1.40%, respectively, of the average daily net assets of such class (the “Expense Cap”).  The Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor at any time before the end of the third full fiscal year of the Fund after the fiscal year in which the waiver or reimbursement occurred, unless that repayment would cause the aggregate operating expenses of the Fund to exceed the Expense Cap for the fiscal year in which the waiver or reimbursement occurred. A discussion regarding the basis for the Board of Trustees’ annual approval of the Fund’s investment advisory agreement with the Advisor in November 2007 is available in the Fund’s semi-annual report to shareholders for the period ending March 31, 2008.

Portfolio Managers

The Fund’s investment portfolio is team-managed by an investment committee of the Advisor whose members are senior portfolio management professionals of the firm.

All investment decisions for the Fund are the responsibility of the Advisor’s Large Cap Investment Committee (“Committee”).  The members of the Committee are Glenn R. Carlson, Brent V. Woods, Amelia Maccoun Morris, W. James Brown, Keith Colestock, and Brent Fredberg.

The following individuals are responsible for the day-to-day management of the Fund:

	Title	Length of Service with the Fund	Business Experience During the Past Five Years

Glenn Carlson	Chief Executive Officer	Since 1996
Glenn R. Carlson, CFA
Chief Executive Officer
Glenn serves as Chief Executive Officer and is a member of the firm’s Executive Committee. As an Executive Committee member, he contributes to strategic decisions and guides the firm toward its vision and objectives. As CEO, he has responsibility for monitoring progress toward plan objectives and managing the firm’s functional areas. He also contributes to the investment process as a member of the Investment Oversight Committee and as a voting member of the Large Cap Investment Committee. Glenn serves as a senior institutional portfolio manager for a limited number of client relationships and oversees the Portfolio Management/Client Services department. Glenn earned his BA from the University of California, San Diego. He is a member of the Financial Analysts Society of San Diego and has 24 years of investment experience.

CEO, Brandes Investment Partners 2004-Present
Co-CEO, Brandes Investment Partners 2002-2004
Managing Partner, Brandes Investment Partners 1996-2002

Brent Woods	Managing Director – Investments	Since 1996
Brent V. Woods, CFA
Managing Director - Investments
Brent is a member of the firm’s Executive Committee, contributing to strategic decisions and guiding the firm toward its vision and objectives. Brent also serves as Managing Director-Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees. In addition, he is a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committee. Prior to joining Brandes, Brent worked as an attorney with a Wall Street law firm, specializing in public and private securities offerings, as well as mergers and acquisitions. Brent earned his AB, Phi Beta Kappa, from Princeton University, a master’s degree in international studies from St. John’s College at Cambridge University, England, and a JD, cum laude, from Harvard Law School. He has 12 years of investment experience.

Managing Director – Investments, Brandes Investment Partners 2002- Present
Managing Partner, Brandes Investment Partners 1998-2002

Amelia Morris	Director – Investments	Since 1998
Amelia Maccoun Morris, CFA
Director - Investments
Amelia is responsible for overseeing and directing equity research activities in the telecommunications, media, and consumer sectors. In addition, Amelia contributes to the investment process as a member of the Investment Oversight Committee and a voting member of the Large Cap Committee. Prior to joining Brandes, Amelia worked in corporate finance, specializing in non-U.S. equity offerings, and as a senior equity analyst with an international investment bank. Amelia holds an MBA from the University of Chicago, and graduated Phi Beta Kappa, cum laude, with a degree in economics from the University of California, Davis. She has 19 years of investment experience.

Director-Investments, Brandes Investment Partners 2004-Present
Senior Research Analyst, Brandes Investment Partners 1998-2004

Jim Brown	Director – Investments	Since 1996
W. James Brown, CFA
Director - Investments
Jim is a senior analyst and a voting member of the Large Cap Investment Committee. He also leads the firm’s research efforts in the financial institutions and utilities sectors. Prior to joining Brandes, Jim was a senior vice president with a major national banking organization where he served in various capacities, including senior portfolio manager, regional director of investments, and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an investment consultant with a large Wall Street firm. Jim earned a Bachelor of Science degree from the United States Air Force Academy and an MBA from Harvard Business School. He has 23 years of investment experience.

Director Investments, Brandes Investment Partners 2004-Present
Senior Research Analyst, Brandes Investment Partners  1996-2004

Keith Colestock	Director – Investments	Since 1996
Keith Colestock, CFA
Director - Investments
Keith is a senior analyst. He also is a voting member of the Large Cap and Mid Cap Investment Committees. Prior to joining Brandes, Keith served as senior equity analyst and director of research for an investment research firm in San Diego. Before that, Keith was an independent demographic consultant to retail real estate developers. He earned his BA in business administration from California State University, Fullerton. He is a current member and past president of the Financial Analysts Society of San Diego. Keith has 17 years of investment experience.

Director Investments, Brandes Investment Partners 2004-Present
Senior Research Analyst, Brandes Investment Partners 2001-2004
Portfolio Manager, Brandes Investment Partners 1995-2001

Brent Fredberg	Senior Analyst	Since 2005
Brent Fredberg
Senior Analyst
Brent is a senior research analyst responsible for research in the technology and household durables areas. He is a voting member of the firm’s Large Cap Investment Committee. Prior to joining Brandes, Brent worked for a major U.S. consumer products company as a financial analyst and controller. He earned his MBA with distinction from Northwestern University’s Kellogg Graduate School of Management and his BS in finance, with distinction, from the University of Iowa. Brent is a CPA and CMA, with 13 years of finance and investment experience.

Senior Research Analyst, Brandes Investment Partners 2003-Present
Analyst, Brandes Investment Partners 1999-2003

The Fund’s SAI provides additional information about the Advisor’s management professionals, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Administrator”) is the Fund’s administrator and Transfer and Dividend Disbursing Agent.  Its address is 615 E. Michigan St., 3rd Floor, Milwaukee, Wisconsin 53202.  Quasar Distributors, LLC (the “Distributor”), an affiliate of the Administrator, is the Fund’s distributor.  Their address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

State Street Bank and Trust Company is the Custodian of the Fund’s assets and employs foreign sub-custodians to provide custody of the Fund’s foreign assets.  Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

The SAI has more information about the Advisor and the Fund’s other service providers.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price of the Fund’s shares is based on its net asset value per share (“NAV”).  The NAV of each Class of shares is calculated by adding the total value of the Fund’s investments and other assets attributable to that Class, subtracting the Fund’s liabilities attributable to that Class, and dividing the result by the number of outstanding shares of that Class:

NAV = Total Assets-Liabilities
Number of Shares
Outstanding

The Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Fund calculates its NAV for each Class once daily each day the New York Stock Exchange is open for trading, as of approximately 4:00 p.m. New York time, the normal close of regular trading. The Fund invests in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Fund does not price its shares.  As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem Fund shares.

Purchasing and Adding to Your Shares

The Fund has two classes of shares – Class I and Class E shares.

Who May Invest in the Fund

Except as indicated below, the Fund sells Class I shares only to certain individual investors.  Individual investors may purchase Class E shares through a broker/dealer who has an established platform agreement with the Trust.

Class E shares pay service fees to intermediaries providing non-distribution services to their institutional clients that own shares of the Fund.  Class I shares do not pay such fees.

Institutions which may invest in the Fund include qualified retirement and deferred compensation plans and trusts used to fund those plans, (including but not limited to those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”)), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.

Others who may invest in the Fund include Trustees of the Trust, officers and employees of the Advisor, the Administrator and the Distributor, and their immediate family members, and certain other persons determined from time to time by the Distributor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Fund’s Transfer Agent).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

Anti-Money Laundering

In compliance with the USA Patriot Act of 2001, the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Fund’s Transfer Agent may not be able to open your account.  Please contact the Fund’s Transfer Agent at (800) 395-3807 if you need additional assistance when completing your application.  If the Fund’s Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

Price of Shares

The Fund sells shares of each Class without a sales charge at the NAV of such Class which is next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Fund; or (2) after the Fund’s Transfer Agent receives your order directly in proper form (which generally means a completed Account Application together with a negotiable check in U.S. dollars drawn on a domestic financial institution or a wire transfer of funds).  You may pay a fee if you buy Fund shares through a broker or agent.

Minimum Initial Investment

The minimum initial investment in each Class of the Fund is $1 million; there is no minimum subsequent investment.  The Distributor may waive the minimum investment for institutions making continuing investments in the Fund and from time to time for other investors, including retirement plans and employees of the Advisor.

Purchases through a Securities Dealer

You may purchase shares of the Fund through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund will price your order at the Fund’s net asset value next computed after it is accepted by an authorized dealer or the dealer’s authorized designee.  The Fund and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent

To purchase shares of the Fund directly from the Fund’s Transfer Agent, complete the Account Application (available from the Fund’s Transfer Agent or a selected dealer) and mail it to the Transfer Agent.  You may pay by a check with the Application, or by a wire transfer of funds as described below.  All checks must be in U.S. dollars drawn on a domestic bank.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered to be disadvantageous to shareholders.  The Fund reserves the right to reject any application.  You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

For overnight delivery, please send to:

Brandes Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase applications or redemption requests does not constitute receipt by the Fund’s Transfer Agent.

      For regular mail, please send to:

Brandes Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53202-0701

Payment by Wire

If you are making your first investment in the Fund, before you wire funds, the Fund’s Transfer Agent must have a completed account application.  You may mail your account application or deliver it overnight to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
Brandes Institutional International Equity Fund, [name of Class]
[Your name and account number]

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Before sending any wire, please contact the Transfer Agent at (800) 395-3807 between the hours of 9:00 a.m. and 8:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading to advise it of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Retirement Plan Participants

Individual participants in qualified retirement plans should purchase shares of the Fund through their plan sponsor or administrator, which is responsible for transmitting orders.  The procedures for investing in the Fund depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

Automatic Reinvestment

The Fund reinvests dividends and capital gain distributions on your shares without any sales charge in additional shares unless you indicate otherwise on the Account Application.  You may elect to have dividends or capital gain distributions paid in cash on your Application or by written request to the Fund’s transfer agent.

Other

The Fund’s Transfer Agent credits shares to your account, and does not issue stock certificates unless you request them.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Fund’s shares.

You may also purchase shares of the Fund by paying “in-kind” in the form of securities, provided that such securities are of the type which the Fund may legally purchase and are consistent with the Fund’s investment objective and policies, are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Advisor.

Exchanging Your Shares

You may exchange your shares of either Class of the Fund for shares of the same Class of other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

Selling Your Shares

How to Redeem Shares

Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Fund’s Transfer Agent.

You may redeem shares by contacting your selected dealer or authorized intermediary.  The selected dealer can arrange for the repurchase of the shares through the Fund’s distributor at the NAV next determined after the selected dealer receives your instructions.  The dealer may charge you for this service.  If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

You may also redeem shares by mailing or delivering instructions to the Fund’s Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and your name and account number.  A corporation, partnership, trust or fiduciary redeeming shares must submit written evidence of authority acceptable to the Fund’s Transfer Agent or the signature must be guaranteed.  The price you will receive for the Fund shares redeemed is the next determined NAV for the shares after the Fund’s Transfer Agent has received a completed redemption request.

Telephone Redemptions

You may establish telephone redemption privileges by checking the appropriate box on the account application.  You can then redeem shares by telephoning the Transfer Agent at (800) 395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the Automated Clearing House (ACH) network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees.

Special Factors Regarding Telephone Redemptions

The Trust will use procedures, such as requesting personal or specific information from the person making a telephone redemption, designed to provide reasonable verification of account ownership.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Signature Guarantees

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

●	If ownership is changed on your account;
●	When redemption proceeds are sent to any person, address or bank account not on record;
●	In connection with written requests to wire redemption proceeds (if not previously authorized on the account);
●	When establishing or modifying certain services on an account;
●	If a change of address was received by the Transfer Agent within the last 30 days;
●	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Redemption Payments

Redemption payments will be made within seven days after receipt by the Fund’s Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Fund reserves the right to pay any redemption proceeds in whole or in part by distributing securities held by the Fund instead of cash, although it is highly unlikely that shares would ever be so redeemed “in kind.”  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you.  Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid on the business day following the redemption.  If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the purchase date.

Redemption of Small Accounts

If the value of your investment in the Fund falls below $100,000 because of redemptions, the Trust may notify you, and if your investment value remains below $100,000 for a continuous 60-day period, the Trust may redeem your shares.  However, the Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Policy On Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity. The Fund reserves the right to modify these policies at any time without shareholder notice.  In particular, the Fund or the Fund’s distributor (the “Distributor”) may, without any prior notice, reject a purchase order of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Fund or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

The Fund currently considers any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares more than twice in any twelve-month period.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of the Fund if the Fund or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Fund and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that Fund’s policies and procedures will be effective.  Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, the Fund may have experienced some or all of its adverse effects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Fund, the Fund and the Distributor consider only the information actually available to them at the time.

In addition, the Trust receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Fund.  If a financial intermediary establishes an omnibus account with the Fund, the Distributor is limited in its ability to determine whether trades placed through financial intermediaries may signal excessive trading.  Consequently, it may not be able to detect disruptive trading in Fund shares and, even if it is detected, may be unable to stop such activity.  Also, there may exist multiple tiers of the financial intermediary, each utilizing an omnibus account structure that may further compound the difficulty to the Trust of detecting and stopping disruptive trading activity in Fund shares.  However, the Distributor has entered into written agreements with the Fund’s financial intermediaries under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its disruptive trading policies.

To the extent that the Fund or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of the Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all Fund shareholders, including the long-term investors who do not generate the costs.  Additionally, frequent trading may also interfere with the Advisor’s ability to efficiently manage the Fund and compromise its portfolio management strategy.

The Fund invests in foreign securities and may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit Fund share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically 4:00 p.m. Eastern time).

Fair Value Pricing

The Fund has adopted valuation procedures that allow for the use of fair value pricing for use in appropriate circumstances.  Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, a significant event with respect to a security occurs after the close of trading and before the time the Fund calculates its own share price, or market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities (e.g. securities of Japanese issuers) and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Shareholder Service Plan

 The Fund has adopted a shareholder service plan that allows the Fund to pay fees to broker-dealers and other financial intermediaries for certain non-distribution services provided to Class E shareholders.  Because these fees are paid out of the assets attributable to the Fund’s Class E shares, over time they will increase the cost of your investment in such shares.  Shareholder servicing fees under the plan are up to 0.25% of the average daily net assets attributable to Class E shares.

In addition, the Advisor may pay amounts from its own resources, and not as an additional charge to the Fund, to certain financial institutions in connection with the sale and/or distribution of the Fund’s shares or the retention and/or servicing of the Fund’s shareholders.  These payments, which may include payments for marketing support, are in addition to any servicing fees payable by the Fund.   Because these payments are not made by shareholders or the Fund, the Fund’s total expense ratio will not be affected by any such payments.  These payments sometimes are referred to as “revenue sharing.”  In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

Dividends, Distributions and Tax Status

The Fund expects to pay income dividends annually, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

The Fund automatically reinvests dividends and capital gain distributions in additional shares at the NAV per share on the reinvestment date unless you have previously requested cash payment in writing to the Fund’s Transfer Agent.  If you elect to receive distributions and/or capital gains in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

Any dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the reinvestment date by the amount of the dividend or distribution.  If you purchase shares shortly before the record date of a dividend or distribution, the shares will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of your capital.

Taxes

Distributions made by the Fund will be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) whether received in shares (through dividend reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to such shareholders as ordinary income.  Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December.  The Fund will inform you annually of the amount and nature of its distributions.

Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%.  However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes.  The Trust will also notify you each year of the amounts available as credits.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

An exchange of the Fund’s shares for shares of any other series of the Trust will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax.

The Statement of Additional Information contains information about taxes.  Consult your own advisers about federal, state and local taxation of distributions from the Fund.

FINANCIAL HIGHLIGHTS

The Fund’s Class E shares are new, and do not have a financial performance record. The following financial highlights table is intended to help you understand the Fund’s Class I shares’ financial performance since its commencement of operations.  Certain information reflects financial results for a single Class I share.  The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information for the fiscal periods ended September 30, 2007, 2006 and 2005, and October 31, 2004 and 2003 were audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.  The information for the previous fiscal years was audited by the previous auditors.

Brandes Institutional International Equity Fund – Class I Shares
(prior to October 1, 2008 – an unnamed share class)
For a Class I capital share outstanding throughout each period	Six Months		Year Ended	Year Ended	November 1, 2004 through
	Ended March 31,		September 30,	September 30,	September 30,	Year Ended October 31,
	2008		2007	2006	2005#	2004	2003	2002
Net asset value, beginning of	(Unaudited)
period	$26.51		$24.73	$22.28	$19.83	$16.02	$12.45	$15.12
Income from investment
operations:
Net investment income	0.13		0.40	0.33	0.26	0.20	0.14	0.19
Net realized and unrealized
gain (loss) on investments	(2.90)		3.98	3.83	3.20	3.74	4.04	(1.89)
Total from investment operations	(2.77)		4.38	4.16	3.46	3.94	4.18	(1.70)
Less distributions:
From net investment income	(0.45)		(0.32)	(0.28)	(0.22)	(0.13)	(0.18)	(0.23)
From net realized gain	(3.29)		(2.28)	(1.43)	(0.79)	--	(0.43)	(0.74)
Total distributions	(3.74)		(2.60)	(1.71)	(1.01)	(0.13)	(0.61)	(0.97)
Net asset value, end of period.	$20.00		$26.51	$24.73	$22.28	$19.83	$16.02	$12.45
Total Return	(12.13)%	(1)	18.65%	19.79%	17.95%(1)	24.75%	35.16%	(12.23)%
Ratios/supplemental data:
Net assets, end of period
(millions)	$880.4		$1,067.4	$846.3	$669.9	$528.6	$352.4	$236.8
Ratio of expenses to average
net assets:
Before fees waived and expenses absorbed or recouped	1.13%	(2)	1.12%	1.12%	1.14%(2)	1.14%	1.19%	1.18%
After fees waived and expenses absorbed or recouped	1.13%	(2)	1.12%	1.12%	1.14%(2)	1.18%	1.20%	1.20%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	1.06%	(2)	1.61%	1.48%	1.44%(2)	1.25%	1.12%	1.25%
After fees waived and expenses absorbed or recouped	1.06%	(2)	1.61%	1.48%	1.44%(2)	1.21%	1.11%	1.23%
Portfolio turnover rate	12.23%	(1)	29.06%	29.91%	20.92%(1)	26.71%	26.19%	44.61%
_________________________
(1) Not Annualized
(2)  Annualized
# In 2005, the Fund changed its fiscal year end from October 31 to September 30.

PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder of the Fund or former shareholders without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, such as a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information would be shared with nonaffiliated third parties.

(This page is not a part of the Prospectus)

For more information about the Brandes Institutional International Equity Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Fund’s annual and semi-annual reports to shareholders contain detailed information on the Fund’s investments.  The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including operations and investment policies.  It is incorporated by reference in and is legally considered a part of this prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Fund, by contacting us at:

Brandes Institutional International Equity Fund
11988 El Camino Real, Suite 500
San Diego, CA 92130
800-331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesinstitutionalfunds.com

The reports and the SAI are also available on the Fund’s website.

You can also review the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090.  In addition, you can get text-only copies:

■	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or e-mailing the Commission at: publicinfo@sec.gov.

■	Free from the Commission’s Website at http://www.sec.gov.

Investment Company Act file No. 811- 8614

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

Classes I and E

Statement of Additional Information

Dated October 1, 2008

A Series of Brandes Investment Trust

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus of Brandes Institutional International Equity Fund (the “Fund”) for the Class I and Class E shares dated October 1, 2008.  (Prior to October 1, 2008, Class I shares of the Fund were previously an unnamed share class.)  Certain information is incorporated herein by reference to the Fund’s 2007 Annual Report to shareholders under “Financial Statements”.  The Fund is a diversified series of Brandes Investment Trust (the “Trust”), a registered open-end management investment company or mutual fund.  Brandes Investment Partners, L.P. (the “Advisor”) is the investment advisor to the Fund.  Copies of the prospectus may be obtained from the Fund at 11988 El Camino Real, Suite 500, San Diego, CA 92130 or by calling 1-800-331-2979.

TABLE OF CONTENTS
Page
INVESTMENT OBJECTIVE AND POLICIES	2
INVESTMENT RESTRICTIONS	3
OTHER SECURITIES AND INVESTMENT TECHNIQUES	4
PORTFOLIO DISCLOSURE	13
MANAGEMENT	14
PROXY VOTING PROCEDURES	18
PRINCIPAL HOLDERS OF SECURITIES	21
INVESTMENT ADVISORY AND OTHER SERVICES	22
PORTFOLIO TRANSACTIONS AND BROKERAGE	28
NET ASSET VALUE	29
SHAREHOLDER SERVICE PLAN	32
REDEMPTIONS	32
TAXATION	33
PERFORMANCE INFORMATION	35
FINANCIAL STATEMENTS	36
OTHER SERVICE PROVIDERS	37
ANTI-MONEY LAUNDERING PROGRAM	37
MARKETING AND SUPPORT PAYMENTS	37
GENERAL INFORMATION	38

INVESTMENT OBJECTIVE AND POLICIES

The following discussion supplements the discussion of the Fund’s investment objective and policies as set forth in the Fund’s prospectus.  No one can ensure that the Fund’s investment objective will be achieved.

The U.S. government has, from time to time, imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Fund.  If such restrictions should be reinstituted, the Board of Trustees of the Trust (the “Board”) would consider alternative arrangements, including reevaluation of the Fund’s investment objective and policies.  However, the Fund would adopt any revised investment objective and fundamental policies only after approval by the holders of a “majority of the outstanding voting securities” of the Fund, which is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

Investments in foreign securities involve certain inherent risks.  Individual foreign economies may differ from the U.S. economy in such aspects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of property or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent on international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation, or other adverse developments affecting these trading partners, could have a significant adverse effect on the securities markets of such countries.

Because many of the securities in which the Fund invests are denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets which are denominated in that currency.  Such changes will also affect the Fund’s income.  The values of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations imposed from time to time.

Foreign securities markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s portfolio securities may be less liquid and more volatile than U.S. securities.  Settlement practices for transactions may differ from those in the United States and may include delays beyond periods customary in the United States.  Such differences and potential delays may expose the Fund to increased risk of loss in the event of a failed trade or the insolvency of a foreign broker-dealer.

INVESTMENT RESTRICTIONS

The Trust has adopted the following fundamental investment policies and restrictions with respect to the Fund in addition to the policies and restrictions discussed in the prospectus.  The policies and restrictions listed below cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund.  As a matter of fundamental policy, the Fund is diversified-- i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

In addition, the Fund may not:

1. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2. Make short sales of securities or maintain a short position, except for short sales against the box;

3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4. Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

5. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

8. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts, although it has no current intention to use such contracts except to settle transactions in securities requiring foreign currency;

9. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

10. Make investments for the purpose of exercising control or management; or

11. Invest in oil and gas limited partnerships or oil, gas or mineral leases.

Operating Restrictions

The Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board without shareholder approval.

The Fund may not:

1. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

2. Purchase (i) more than 3% of the total outstanding shares of another investment company, (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) shares of another registered investment company in an amount that would cause the Fund’s aggregate investment in all investment companies to be in excess of 10% of the value of the total assets of the Fund, except as permitted by federal and state law and regulations promulgated thereunder, and except that the Fund reserves the right to invest all of its assets in another investment company;

3. Hold more than 15% of its net assets in illiquid securities, including Rule 144A securities; or

4. Make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

OTHER SECURITIES AND INVESTMENT TECHNIQUES

Convertible Securities

A convertible security is a bond which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock.)  The credit standing of the issuer and other factors may also affect the investment value of a convertible security.  The conversion value of a convertible security is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates.  The value of the security declines as interest rates increase and increases as interest rates decline.  Although under normal market conditions term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations.  Fluctuations in the value of the Fund’s investments will be reflected in its net asset value per share.  A convertible security may be subject to redemption at the option of the insurer at a price established in the instrument governing the convertible security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Short-Term Investments

At times the Fund may invest in short-term cash equivalent securities either for temporary, defensive purposes or as part of its overall investment strategy.  These securities consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. government securities, certificates of deposit, bankers’ acceptances and commercial paper.  High quality means the obligations have been rated at least A-1 by Standard & Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor’s Service, Inc. (“Moody’s”), have an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody’s, or are of comparable quality in the opinion of the Advisor.

Repurchase Agreements

Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above.  A repurchase agreement is a transaction in which the Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future.  The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities.  The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities.  If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least equal to the repurchase price.

The majority of these transactions run from day to day and not more than seven days from the original purchase.  The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest.  The Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.  The Advisor will review and monitor the creditworthiness of such institutions under the Board’s general supervision.  To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss.  If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, the purchaser’s ability to sell the collateral might be restricted and the purchaser could suffer a loss.  However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

U.S. Government Securities

The Fund may, but is not obligated under any circumstances to, invest in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.  U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds.  U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks and the Federal National Mortgage Association. Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. government to purchase the agencies’ obligations, while still others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

When-Issued Securities

The Fund may from time to time purchase securities on a “when-issued” or delayed delivery basis, generally in connection with an underwriting or other offering.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date, beyond normal settlement dates, generally from 15 to 45 days after the transaction.  During the period between purchase and settlement, the Fund does not pay the issuer and no interest accrues to the Fund.  To the extent that the Fund holds assets in cash pending the settlement of a purchase of securities, the Fund would earn no income.  These transactions involve the risk that the value of the securities at settlement may be more or less than the agreed upon price, or that the party with which the Fund enters into such a transaction may not perform its commitment. While the Fund may sell when-issued securities prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price.  The Fund will establish a segregated account with the Custodian in which it will maintain cash or liquid assets such as U.S. government securities or other high-grade debt obligations equal in value to commitments for when-issued securities.  Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Illiquid and Restricted Securities

The Fund may hold up to 15% of its net assets at the time of purchase in illiquid securities, including (i) securities with no readily available market; (ii) securities subject to legal restrictions on resale (so-called “restricted securities”) other than Rule 144A securities noted below; (iii) repurchase agreements having more than seven days to maturity; and (iv) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Illiquid securities do not include those which meet the requirements of Securities Act Rule 144A and which the Advisor has determined to be liquid based on the applicable trading markets.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “1933 Act”) (“restricted securities”), securities which are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the 1933 Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  In accordance with guidelines established by the Board, the Advisor will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quantity of the issuer.

Securities Lending

The Fund may lend its securities in an amount up to 30% of its total assets at the time of the loan to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under present regulatory requirements, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or U.S. government securities.  Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral if the borrower of the securities fails financially.  However, the Fund will lend securities only when, in the Advisor’s opinion, the income to be earned from the loans justifies the risks involved.  The Fund or the borrower may terminate Loans.

Options

The Fund may purchase put and call options with respect to securities which are eligible for purchase by the Fund and with respect to various stock indices to hedge against the risk of unfavorable price movements adversely affecting the value of the Fund’s securities or securities the Fund intends to buy.  The Fund may also purchase call options in closing transactions, to terminate option positions written by the Fund.  The Fund may write (sell) covered call options on individual securities and on stock indices and engage in related closing transactions.

Purchasing Options.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed “strike” price. In return for this right, the Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by selling the option, by allowing it to expire or by exercising the option.  If the option is allowed to expire, the Fund will lose the entire premium it paid.  If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price.  The Fund also may terminate a put option position by closing it out in the secondary market at its current price (i.e., by selling an option of the same series as the option purchased), if a liquid secondary market exists.

The buyer of a typical put option will realize a gain if security prices fall substantially.  However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer will suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

The Fund may purchase a put or call option only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund’s total assets at the time of purchase.

Writing Options.  When the Fund writes a call option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, the Fund assumes the obligation to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option.  The Fund may seek to terminate its position in a call option it writes before exercise by closing out the option in the secondary market at its current price (i.e., by buying an option of the same series as the option written).  If the secondary market is not liquid for a call option the Fund has written, however, the Fund must continue to be prepared to deliver the underlying instrument in return for the strike price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position.  The Fund will establish a segregated account with the Custodian in which it will maintain the security underlying the option written, or securities convertible into that security, or cash or liquid assets such as U.S. government securities or other high-grade debt obligations, equal in value to commitments for options written.

Writing a call generally is a profitable strategy if the price of the underlying security remains the same or falls.  Through receipt of the option premium, a call writer mitigates the effects of a price decline.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

Combined Positions. The Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position.  For example, the Fund may write a put option and purchase a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because the types of exchange-traded options contracts are limited, the standardized contracts available likely will not match the Fund’s current or anticipated investments exactly.  The Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

Options prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well.  Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the security prices the same way.  Imperfect correlation also may result from differing levels of demand in the options markets and the securities markets, structural differences in how options are traded, or imposition of daily price fluctuation limits or trading halts.  The Fund may purchase or sell options with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not succeed in all cases.  If price changes in the Fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options.  No one can assure that a liquid secondary market will exist for any particular options contract at any particular time.  Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price.  In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract’s price moves up or down more than the limit in a given day.  On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, the Fund may not be able to enter into new positions or close out existing positions.  If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value.  As a result, the Fund’s access to other assets held to cover its options positions also could be impaired.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options, i.e., options not traded on exchanges (“OTC options”), generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. OTC options are considered to be illiquid, since these options generally can be closed out only by negotiation with the other party to the option.

Stock Index Options. Options on stock indices have certain risks that are not present with stock options generally.  Because the value of an index option depends on movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on an options transaction depends on movements in the level of stock prices generally rather than movements in the price of a particular stock.  Accordingly, to successfully use options on a stock index, the Advisor must be able to predict correctly movements in the direction of the stock market generally.  Index prices may be distorted if trading in certain stocks included in the index is interrupted.  Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index.  If this were to occur, the Fund would not be able to close out positions it holds.  The Fund’s policy is to engage in options transactions only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Stock Index Futures

The Fund may buy and sell stock index futures contracts for bona fide hedging purposes, e.g., in order to hedge against changes in prices of the Fund’s securities.  No more than 25% of the Fund’s total assets at the time of any such transaction will be hedged with stock index futures contracts.

A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  Futures contracts are traded on designated “contract markets” which, through their clearing corporations, guarantee performance of the contracts.  No physical delivery of securities is made, but profits and losses resulting from changes in the market value of the contract are credited or debited at the close of each trading day to the accounts of the parties to the contract.  On the contract’s expiration date, a final cash settlement occurs.  Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.  If the Advisor expects general stock market prices to rise, it might purchase a stock index future contract as a hedge against an increase in prices of particular equity securities it wants ultimately to buy.  If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Fund’s futures contract resulting from the increase in the index.  On the other hand, if the Advisor expects general stock market prices to decline, it might sell a futures contract on the index.  If that index did in fact decline, the value of some or all of the equity securities held by the Fund might also be expected to decline, but that decrease would be offset in part by the increase in the value of the future contract.

No one can ensure that it will be possible at any particular time to close a futures position.  If the Fund could not close a futures position and the value of the position declined, the Fund would have to continue to make daily cash payments to the other party to the contract to offset the decline in value of the position.  No one can ensure that hedging transactions will be successful, as there may be an imperfect correlation between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets.  Successful use of futures contracts is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates, market prices and other factors affecting the value of securities.

The use of futures contracts includes several risks.  If the index the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of unlimited loss.  Further, unanticipated changes in stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures on stock indexes.

In addition, a variety of factors may affect the market prices of futures contracts.  First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets.  Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures.  No one can ensure that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

The Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Fund.  As a general rule, the Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.  In addition, the Fund will not purchase or sell futures or related options if, immediately thereafter, the amount of margin deposits on the Fund’s existing futures positions would exceed 5% of the market value of the Fund’s net assets.

Other Investment Companies

The Fund may invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by the Advisor.  They may include shares of money market funds, exchange traded funds (“ETFs”), closed-end investment companies, and passive foreign investment companies.

          ETFs are not actively managed.  Rather, an ETF’s objective is to track the performance of a specified index.  Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, the Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.  Because of this, an ETF’s price can be volatile.  In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

          The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and SEC rules.  Under the 1940 Act, the Fund may own an unlimited amount of any affiliated investment company.  It also may invest its assets in any unaffiliated investment company, subject to certain conditions, as long as the Fund and its affiliated persons own no more than 3% of the outstanding voting stock of the acquired investment company.  This restriction may not apply to the Fund’s investments in money market mutual funds, if the Fund’s investments fall within the exceptions set forth under SEC rules.

          As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  Accordingly, in addition to bearing their proportionate share of the Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies.

          Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of an investment in other investment companies.

PORTFOLIO DISCLOSURE

The Fund will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

●
To persons providing services to the Fund who have a need to know such information in order to fulfill their obligations to the Fund, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Trust’s Board of Trustees;

●	In connection with periodic reports that are available to shareholders and the public;

●	To mutual fund rating or statistical agencies or persons performing similar functions;

●             Pursuant to a regulatory request or as otherwise required by law; or

●	To persons approved in writing by the Chief Compliance Officer of the Trust (the “CCO”).

Any disclosures made to persons approved by the CCO will be reported by the CCO to the Board at the end of the quarter in which such disclosure was made.  The portfolio holdings information that may be distributed to any person is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information.  Neither the Trust nor the Advisor may receive compensation in connection with the disclosure of information about the Fund’s portfolio securities.  In the event of a conflict between the interests of Trust shareholders and those of the Advisor or any affiliated person of the Trust or the Advisor, the CCO will make a determination in the best interests of the Trust’s shareholders, and will report such determination to the Board at the end of the quarter in which such determination was made.

The Fund discloses its portfolio holdings quarterly, in its annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.

Registered investment companies that are sub-advised by the Advisor may be subject to different portfolio holdings disclosure policies, and neither the Board of Trustees nor the Advisor exercises control over such policies.  In addition, the Advisor’s separately managed account clients have access to their portfolio holdings and are not subject to the Trust’s Disclosure Policies and Procedures.  Certain of the Advisor’s separately managed accounts and investment companies which it sub-advises have substantially similar or identical investment objectives and strategies to the Trust, and therefore have substantially similar, and in certain cases nearly identical, portfolio holdings as the Trust.

Such disclosure may be made to service providers, rating and statistical organizations and other persons approved by the CCO only if the recipients of such information are subject to a confidentiality agreement that among other things, prohibits any trading upon such information and if the authorizing persons (as determined by the Fund’s CCO) determine that, under the circumstances, disclosure is in the best interests of the Fund’s shareholders. The portfolio holdings information that may be distributed is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider or other person receiving the information.

PORTFOLIO TURNOVER

The annual portfolio turnover rate indicates changes in the Fund’s portfolio, and is calculated by dividing the lesser of long-term purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio long-term securities owned by the Fund during the fiscal year.  A 100% portfolio turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to high transaction costs and might result in a greater number of taxable transactions.  For the fiscal year ended September 30, 2007 the portfolio turnover rate for the Fund was 29.06%.

MANAGEMENT

The Board is responsible for the overall management of the Trust’s business.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, the Trust’s Custodian and Transfer Agent.  The Board delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)
DeWitt F. Bowman, C.F.A. 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 77)	Trustee	Since February 1995	Principal, Pension Investment Consulting, since 1994. Interim Treasurer and Vice President for Investments – University of California from 2000 to 2001.	4	Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds; Sycuan Funds; RREEF America III REIT1.
J. Michael Gaffney 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 66)	Trustee	Since June 2004	Independent Consultant, IXIS Asset Management, North America, since 2004. Trustee, The Cutler Trust from 2003 to 2005.	4	None
Karin B. Bonding 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 68)	Trustee	Since May 2006	Lecturer, University of Virginia, since 1996. President of Capital Markets Institute, Inc. serving as fee-only financial planner and investment advisor since 1996.	4	Director of 6 closed end mutual funds in the Credit Suisse family of funds.
Jean Carter 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 50)	Trustee	Since April 2008	Retired since 2005; Director of Investment Management Group for Russell Investment Group from 2000 to 2005.	4	None
Robert M. Fitzgerald 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 55)	Trustee	Since April 2008	Retired from 2002-2005 and since 2007; Chief Financial Officer of National Retirement Partners from 2005 to 2007; Executive Vice-President and Chief Financial Officer, PIMCO Advisors LP from 1995 to 2001.	4	Trustee of Hotchkis and Wiley Funds since 2005.

“Interested” Trustees(3)
Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 51)	Trustee and President	Since June 2000	Director, Mutual Fund Services of the Advisor.	4	Brandes Investment Funds PLC.
Jeff Busby 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 46)	Trustee	Since July 2006	Executive Director of the Advisor	4	None
Officers of the Trust
Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 37)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2006; Counsel to the Advisor from July 2000 to January 2006.	N/A	N/A
Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age: 51)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A
Adelaide Pund 11988 El Camino Real Suite 500 San Diego, CA 92130 (Age: 40)	Chief Compliance Officer	Since September 2004	Head of Compliance of the Advisor since October 2004; Compliance Manager to the Advisor from 1998 to October 2004.	N/A	N/A
1      Trustees and officers of the Fund serve until their resignation, removal or retirement.
2      Not “interested persons” of the Trust as defined in the 1940 Act.
3
“Interested persons” of the Trust as defined in the 1940 Act.  Debra McGinty-Poteet is an interested person of the Trust because she is an officer of the Trust (President) and an employee of the Advisor.  Jeff Busby is an interested person of the Trust because he is the Executive Director of the Advisor.

Board Committees

Audit Committee.  The Board has an Audit Committee, which is comprised of the independent members of the Board, Karin Bonding, DeWitt F. Bowman, J. Michael Gaffney, Jean Carter and Robert Fitzgerald.  The Audit Committee reviews financial statements and other audit-related matters for the Trust, and serves as the Trust’s “qualified legal compliance committee”.  The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence.  During the year ended September 30, 2007, the Audit Committee met twice.

Nomination Committee.  The Board has a Nomination Committee, which is comprised of the independent members of the Board, Karin Bonding, DeWitt F. Bowman, J. Michael Gaffney, Jean Carter and Robert Fitzgerald.  The Nomination Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee will consider candidates for trustees nominated by shareholders.  Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust.  The Nominating Committee met three times during the year ended September 30, 2007.

Fund Shares Owned by Trustees as of December 31, 2007

Amount Invested Key
A.	$0
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

Name of Trustee	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
“Independent” Trustees
DeWitt F. Bowman	C	D
J. Michael Gaffney	C	D
Karin Bonding	A	A
Jean Carter	A	A
Robert Fitzgerald	A	A
“Interested” Trustees
Debra McGinty-Poteet	A	A
Jeff Busby	A	E

As of September 1, 2008, the officers and trustees owned less than 1% of outstanding shares of the Fund as a group.

Compensation

The Trust pays an annual retainer of $16,000 and a fee of $1,000 per meeting attended to Trustees who are not “interested persons” of the Trust.  They also receive a fee of $1,000 for any committee meetings held on dates other than scheduled Board meeting dates, and are reimbursed for any expenses incurred in attending meetings.  The Advisor reimburses the Trust the portion of such amounts attributable to the Separately Managed Account Reserve Trust series of the Trust.

The table below shows the compensation paid to each Trustee for the fiscal period ended September 30, 2007:
Name	Aggregate Compensation from Fund	Aggregate Compensation from Registrant	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Trust Complex Paid to Trustees
DeWitt F. Bowman (Independent Trustee)	$9,500	$19,000	$0	$0	$19,000
J. Michael Gaffney (Independent Trustee)	$9,500	$19,000	$0	$0	$19,000
Karin Bonding (Independent Trustee)	$9,500	$19,000	$0	$0	$19,000
Jean Carter (Independent Trustee)	$0	$0	$0	$0	$0
Robert Fitzgerald (Independent Trustee)	$0	$0	$0	$0	$0
Debra-McGinty-Poteet (Interested Trustee)	$0	$0	$0	$0	$0
Jeff Busby (Interested Trustee)	$0	$0	$0	$0	$0

Code of Ethics

The Trust, the Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act.  Each Code permits personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund, subject to certain conditions.  In accordance with the requirements of the Sarbanes-Oxley Act of 2002, the Trust has also adopted a supplemental Code of Ethics for its principal officers and senior financial officers.  Each Code has been filed as an exhibit to this registration statement and is available upon request by contacting the Trust.

PROXY VOTING PROCEDURES

The Fund does not invest in any security for the purpose of exercising control or management.  Because the Advisor is in a better position than the Board of Trustees to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly, the Fund has delegated its authority to vote proxies to the Advisor, subject to the supervision of the Board.  The Fund’s proxy voting policies are summarized below.

Policies of the Fund’s Investment Advisor

Subject to certain limited exceptions, it is the Advisor’s policy to vote all proxies received by the Fund in a timely manner.  Upon receiving each proxy the Advisor reviews the issues presented and makes a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted.  The Advisor considers information from a variety of sources in evaluating the issues presented in a proxy.  The Advisor does not solicit or consider the views of individual shareholders of the Fund in voting proxies.  The Advisor generally supports policies, plans and structures that it believes provide quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners.  Conversely, the Advisor generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

The Advisor’s proxy voting procedures adhere to the following broad principles:

●
The right to vote proxies with respect to portfolio securities held by the Fund is an asset of the Fund.  The Advisor acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

●
Where the Advisor is given responsibility for voting proxies, it must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

●	The financial interest of the clients is the primary consideration in determining how proxies should be voted.
●
In the case of social and political responsibility issues that in its view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of its clients and, thus, unless a client has provided other instructions, the Advisor generally votes in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”) on these issues, although, on occasion the Advisor abstains from voting on these issues.

●	When making proxy-voting decisions, the Advisor generally adheres to its proxy voting guidelines.
●
Although clients do not always have proxy-voting policies, if a client has such a policy and instructs the Advisor to follow it, the Advisor is required to comply with it except in any instance in which doing so would be contrary to the economic interests of an employee benefit plan or otherwise imprudent or unlawful.

The Board has approved the Advisor’s proxy voting policies and procedures.  The Board will monitor the implementation of these policies to ensure that the Advisor’s voting decisions:

●	Are consistent with the Advisor’s fiduciary duty to the Fund and its shareholders;

●	Seek to maximize shareholder return and the value of Fund investments;

●	Promote sound corporate governance; and

●	Are consistent with the Fund’s investment objective and policies.

International Proxy Voting

While the Advisor utilizes these proxy voting policies and procedures for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies.  For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically.  In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Furthermore, the operational hurdles to voting proxies vary by country.  As a result, the Advisor considers international proxy voting on a case-by-case basis. However, when the Advisor believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, the Advisor will make every reasonable effort to vote such proxies.

Conflicts of Interest

The Advisor’s Corporate Governance Committee is responsible for identifying proxy voting proposals that present a conflict of interest in accordance with such criteria as the Corporate Governance Committee establishes from time to time.  If the Advisor receives a proxy relating to an issuer that raises a conflict of interest, the Corporate Governance Committee will determine whether the conflict is “material” to any specific proposal included within the proxy.  In situations where there is a conflict of interest between the interests of the Advisor and the interests of the Fund, the Advisor will take one of the following steps to resolve the conflict:

1.	Refer Proposal to the Board – The Advisor may refer the proposal to the Board of Trustees and obtain instructions from the Board on how to vote the proxy relating to that proposal.
2.
Obtain Fund Ratification – If the Advisor is in a position to disclose the conflict to the client (i.e., such information is not confidential), the Advisor may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the Fund and obtain the Fund’s consent to how the Advisor will vote on the proposal (or otherwise obtain instructions from the Board on how the proxy on the proposal should be voted).

3.
Use Predetermined Voting Policy – The Advisor may vote according to its Guidelines or, if applicable, the proxy voting policies mandated by the Fund, so long as the subject matter of the proposal is specifically addressed in the Guidelines or proxy voting policies such that the Advisor will not be exercising discretion on the specific proposal raising a conflict of interest.

4.
Use an Independent Third Party for All Proposals – Subject to any Fund imposed proxy voting policies, the Advisor may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or Investor Responsibility Research Center, Inc. (“IRRC”) (or to have the third party vote such proxies).

5.
Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict – Subject to any Fund imposed proxy voting policies, the Advisor may use an independent third party (such as ISS or IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

In the event of a conflict between the interests of the Advisor and the Fund, the Advisor’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies.  The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case will be determined by a majority of the Independent Trustees.

More Information

The actual voting records relating to portfolio securities of the Fund during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, (800) 331-2979 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures is available by calling (800) 331-2979 and will be sent within three business days of receipt of a request.

PRINCIPAL HOLDERS OF SECURITIES

As of September 1, 2008, the following persons held of record more than 5% of the outstanding shares of the Fund; the Trust has no information regarding the beneficial owners of such securities.

Class I Shares
Name and Address	Number of Shares	Percentage Owned
Charles Schwab & Co., Inc. (1) 101 Montgomery Street San Francisco, CA 94104	18,719,364	42.99%
Guy Bell Plan Administrator State of Alaska TTEE FBO State of Alaska Deferred Compensation Plan 8515 East Orchard Road 2T2 Englewood, CO 80111	8,147,211	18.71%
National Financial Service Corporation(1) 200 Liberty Street One World Financial Center New York, NY 10281	6,092,455	13.99%

 (1)  Charles Schwab & Co. Inc. and National Financial Service Corporation are the nominee accounts for many individual shareholder accounts; the Fund is not aware of the size or identity of any individual shareholder accounts.

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges that it controls the Fund.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Agreement

Subject to the supervision of the Board, the Advisor provides investment management and services to the Fund, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund and makes decisions and place orders to buy, sell or hold particular securities.  In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Fund and the legal obligations with respect to which the Trust or the Fund may have to indemnify the Trust’s officers and Trustees; and (xii) amortization of organization costs.

Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to the Fund for any error of judgment by the Advisor or any loss sustained by the Fund, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.  In addition, the Fund will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

The Advisory Agreement with respect to the Fund will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or “interested persons” of the Fund as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities.

The Board of Trustees or the holders of a majority of the outstanding voting securities of the Fund can terminate the Advisory Agreement with respect to the Fund at any time without penalty, on 60 days written notice to the Advisor.  The Advisor may also terminate the Advisory Agreement on 60 days written notice to the Fund.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

The Advisor has agreed that it will waive management fees and reimburse operating expenses of the Fund’s Class I and Class E shares to the extent necessary to ensure that the expenses of the Fund’s Class I and Class E shares do not exceed during each fiscal year 1.20% and 1.40%, respectively, of the average daily net assets of such Class (the “Expense Cap”).  Such agreement is currently in effect through September 30, 2009.

The Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor without interest at any time before the end of the third full fiscal year of the Fund after the fiscal year in which the waiver or reimbursement occurred, unless that repayment would cause the aggregate operating expenses of the Fund to exceed the Expense Cap for the fiscal year in which the waiver or reimbursement occurred.

During the fiscal periods ended September 30, 2007, September 30, 2006 and September 30, 2005, the Advisor earned advisory fees at the rate of 1.00% of the average net assets of the Fund, amounting to the following:

Periods	Fees Earned	Fees Recouped
2007	$10,030,342	$0
2006	$7,520,197	$0
2005	$5,650,625	$0

Portfolio Managers

The following includes information regarding the Fund’s portfolio managers and the accounts managed by each of them as of June 30 , 200 8 .  Investment decisions with respect to the Fund are the responsibility of the Advisor’s Large Cap Investment Committee which is comprised of a limited number of senior analysts and portfolio management professionals of the Advisor.  Some of the Large Cap Committee members are listed below.  As an oversight function, the Advisor also has an Investment Oversight Committee that establishes broad standards and practices to be followed by its product investment committees including the Large Cap Investment Committee.  Messrs. Carlson and Woods and Ms. Morris are members of both the Large Cap Investment Committee and the Investment Oversight Committee.

Other Accounts

As members of the Advisor’s Large Cap Investment Committee and/or Investment Oversight Committee, the Fund’s portfolio managers assist the respective investment committee in analyzing and making investment decisions which are uniformly applied to a substantial number of institutional and private client separate accounts and “wrap” accounts sponsored by certain unaffiliated broker-dealers.

	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Glenn Carlson	Registered mutual funds: 10 Other pooled investment vehicles: 54 Other accounts: 7,524 (Managed by Investment Oversight Committee) Total accounts: 7,588	Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account. The Advisor manages 18 accounts from which it receives an advisory fee based on the performance of the account.  Total assets in these 18 accounts are $9,857,906,846
Registered mutual funds: approximately $8,168 million Other pooled investment vehicles: approximately $11,584 million Other accounts: approximately $66,621 million
Brent Woods	Registered mutual funds: 10 Other pooled investment vehicles: 54 Other accounts: 7,524 (Managed by Investment Oversight Committee) Total accounts: 7,588	Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.  The Advisor manages 18 accounts from which it receives an advisory fee based on the performance of the account. Total assets in these 18 accounts are $9,857,906,846
Registered mutual funds: approximately $8,168 million Other pooled investment vehicles: approximately $11,584 million Other accounts: approximately $66,621 million
Amelia Morris	Registered mutual funds: 10 Other pooled investment vehicles: 54 Other accounts: 7,524 (Managed by Investment Oversight Committee) Total accounts: 7,588	Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.  The Advisor manages 18 accounts from which it receives an advisory fee based on the performance of the account. Total assets in these 18 accounts are $9,857,906,846
Registered mutual funds: approximately $8,168 million Other pooled investment vehicles: approximately $11,584 million Other accounts: approximately $66,621 million

Jim Brown
Registered mutual funds:  8

Other pooled investment vehicles: 31

Other accounts:  6,521
(Managed by Large Cap *including equity portion of Enhanced Income product* Investment Committee)

Total accounts: 6,560

Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.  The Advisor manages 17 accounts from which it receives an advisory fee based on the performance of the account. Total assets in these 17 accounts are $9,116,182,513
Registered mutual funds: approximately $8,147 million Other pooled investment vehicles: approximately $10,519 million Other accounts: approximately $63,456 million
Keith Colestock
Registered mutual funds:  8

Other pooled investment vehicles: 36

Other accounts:  7,120
(Managed by Large Cap *including equity portion of Enhanced Income product* and Mid Cap Investment Committees)

Total accounts:  7,164

Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.  The Advisor manages 18 accounts from which it receives an advisory fee based on the performance of the account. Total assets in these 18 accounts are $9,857,906,846
Registered mutual funds: approximately $8,147 million Other pooled investment vehicles: approximately $10,741 million Other accounts: approximately $64,409 million
Brent Fredberg
Registered mutual funds:  8

Other pooled investment vehicles: 31

Other accounts:  6,521
(Managed by Large Cap *including equity portion of Enhanced Income product* Investment Committee)

Total accounts: 6,560

Registered investment companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.  The Advisor manages 17 accounts from which it receives an advisory fee based on the performance of the account. Total assets in these 17 accounts are $9,116,182,513
Registered mutual funds: approximately $8,147 million Other pooled investment vehicles: approximately $10,519 million Other accounts: approximately $63,456 million

Compensation

As of September 30, 2007, the Advisor’s compensation structure for portfolio managers/analysts consists of: competitive base salaries, participation in an annual bonus plan, and eligibility for participation in the firm’s equity through partnership or phantom equity.

 The base salary for each of the portfolio managers is fixed.  Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria.  The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals.  Compensation is not based on the performance of the Fund or other accounts.  There is no difference between the method used to determine the compensation of the portfolio managers with respect to the Fund and the other accounts managed by the portfolio managers.

Security Ownership of the Fund by the Portfolio Managers

None of the portfolio managers owned shares of the Brandes Institutional International Equity Fund as of September 30, 2007.

Material Conflicts of Interest That May Arise

Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or account managed by the Advisor. If the Advisor’s Large Cap Investment Committee identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts.  For client accounts, including the Fund, that are able to participate in aggregated transactions, the Advisor utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.  Typically the trading sequence follows a random rotational system (by custodian) so that clients of each brokerage firm, bank custodian or trust company will have their opportunity to participate in a transaction first.  The actual client trade allocation sequence within each custodial group in the rotation is usually made on a random basis.

Investment in the Fund. Members of the Advisor’s Large Cap Investment Committee may invest in a fund or other accounts that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts.  In order to address this potential conflict, the Advisor’s investment decision-making and trade allocation policies and rotational trading system procedures as described above are designed to ensure that none of the Advisor’s clients are disadvantaged in the Advisor’s management of accounts.

Performance-Based Fees. For a small number of accounts, the Advisor may be compensated based on the profitability of such account, such as a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to other accounts where the Advisor is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where the Advisor might share in investment gains.  In order to address these potential conflicts, the Advisor’s investment decision-making and trade allocation policies and rotational trading system procedures as described above are designed to ensure that none of the Advisor’s clients are disadvantaged in the Advisor’s management of accounts.

Compliance Program. Additionally, the Advisor’s internal controls are tested on a routine schedule as part of the firm’s compliance monitoring program.  Many of the firm’s compliance policies and procedures, particularly those involving the greatest risk potential are reviewed on a regular basis firm-wide by committees that include representatives from various departments within the Advisor, including personnel who are responsible for carrying out the job functions covered by the specific policies and procedures; representatives of the Legal and Compliance department (including the CCO); representatives of operations; and other representatives of senior management.

The compliance committees meet on a periodic basis to review the applicable compliance policies and procedures, any suspected instances of non-compliance and discuss how the policy and procedures have worked and how they may be improved.

The specific operations of the various compliance committees are set forth in the compliance policies for the particular program area.  The compliance committees utilize a risk-based approach in reviewing the compliance policies and procedures.

Administration Agreement

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator for the Fund, subject to the overall supervision of the Trustees.  The Administrator is responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Fund’s books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Fund’s insurance relationships; (iii) preparing for the Fund (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Fund’s shareholders and Trustees and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the Fund’s registration and/or the registration of the shares of the Fund under the blue sky laws of the various states; (v) responding to all inquiries or other communications of shareholders; (vi) overseeing all relationships between the Fund and any custodian(s), transfer agent(s) and accounting services agent(s); and (vii) authorizing and directing any of the Administrator’s directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. The Trust’s Agreement with the Administrator contains limitations on liability and indemnification provisions similar to those of the Advisory Agreement described above. For its services, the Administrator receives a fee at the annual rate of 0.03 % of the first $ 1 billion of the Fund’s average daily net assets and 0.02% thereafter, subject to a $50,000 annual minimum.  During the fiscal periods ended September 30, 2007, 2006 and 2005, the Administrator earned fees as follows:

Periods Ended	Administration Fees Earned
September 30, 2007	$300,607
September 30, 2006	$250,405
September 30, 2005	$219,752

Distribution Agreement

Quasar Distributors, LLC (the “Distributor”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, serves as the Trust’s principal underwriter pursuant to a Distribution Agreement with the Trust.  The offering of the Fund’s shares is continuous.  The Distributor is not obligated to sell any specific amount of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreement.  Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act.  The Advisor pays the Distributor’s fees.  The Distributor is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

PORTFOLIO TRANSACTIONS AND BROKERAGE

In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available.  Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Board.

The Fund may purchase portfolio securities directly from issuers or from underwriters.  Where possible, it makes purchases and sales through dealers (including banks) which specialize in the types of securities involved, unless better executions are available elsewhere.  Dealers and underwriters usually act as principals for their own accounts.  Purchases from underwriters include a commission paid by the issuer to the underwriter and purchases from dealers include the spread between the bid and the asked price.

In placing portfolio transactions, the Advisor uses its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available.  It considers the full range and quality of services available in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.

The Advisor has a formal broker evaluation process based on a semi-annual survey of its research analysts.  Target trading allocations to brokerage firms are established, based on evaluation of factors such as proprietary research, access to analysts, coordination of visits from management of portfolio companies, and participation in industry conferences.  However, the decision to select a broker-dealer for a particular transaction is based on its ability to provide the most favorable price and execution as discussed above.

FINRA has adopted rules governing FINRA members’ execution of investment company portfolio transactions. These rules prohibit broker-dealers from selling the shares of, or acting as an underwriter for, any investment company if the broker-dealer knows or has reason to know that the investment company or its investment adviser or underwriter have directed brokerage arrangements in place that are intended to promote the sale of investment company securities. The Advisor does not consider whether a broker-dealer sells shares of the Fund when allocating the Fund’s brokerage.

The Advisor makes investment decisions for the Fund independently from those of the Advisor’s other client accounts.  Nevertheless, at times the same securities may be acceptable for the Fund and for one or more of such client accounts.  To the extent any of these client accounts and the Fund seek to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If the Fund and one or more of such other client accounts simultaneously purchases or sells the same security, the Advisor allocates each day’s transactions in such security between the Fund and all such client accounts as it decides is fair, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors it deems relevant.  In some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

During the fiscal periods ended September 30, 2007, 2006 and 2005, the Fund paid total brokerage commissions as follows:

Periods Ended	Brokerage Commissions Paid
September 30, 2007	$929,199
September 30, 2006	$668,835
September 30, 2005	$431,493

The changes in brokerage fees from year to year during this period were due to increases in both assets and trading volume, offset by lower commission rates.

NET ASSET VALUE

The net asset value per share of each Class of the Fund is calculated by adding the value of all portfolio securities and other assets of the Fund attributable to the Class, subtracting the liabilities of the Fund attributable to the Class, and dividing the result by the number of outstanding shares of such Class.  Assets attributable to a Class consist of the consideration received upon the issuance of shares of the Class together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, and any funds or payments derived from any reinvestment of such proceeds.

Net asset value for purposes of pricing purchase and redemption orders is determined as of 4:00 p.m. Eastern time, the normal close of regular trading hours on the New York Stock Exchange, on each day the Exchange is open for trading and the Federal Reserve Bank’s Fedline System is open.  Currently, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Securities that are traded on a national or foreign securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the last bid and ask price .

Over-the-counter (“OTC”) equity securities included in the NASDAQ National Market System (“NMS”) are priced at the NASDAQ official closing price (“NOCP”).  Equity securities traded on the NMS for which the NOCP is not available, and equity securities traded in other over-the-counter markets, are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last bid and ask price .  Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments, maturing in 61 days or more, for which reliable market quotations are readily available are valued at current market quotations as provided by an independent pricing service.  Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost.

Options listed on an exchange are valued at the last sales price at the close of trading on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange on the day of valuation or, if there was no sale on the applicable options exchange on such day, at the mean between the bid and ask price on any of such exchanges on such day closest to the close of the New York Stock Exchange on such day.   However, if an exchange closes later than the New York Stock Exchange (“NYSE”) on the day of valuation, options that are traded on the NYSE are valued at the last sale price on such exchange as of the close of the NYSE on such day (or, if there was no sale on such day, at the previous business day’s last price coinciding with the close of the NYSE).  OTC options are valued at the average between the bid and asked prices on the day of valuation provided by a dealer selected by the Advisor.  On a monthly basis, the Advisor obtains bid and asked prices from at least two other dealers engaged in OTC options transactions for the purpose of comparison with the then current valuations of OTC options written or held by the Fund.  In addition, the Advisor on a daily basis monitors the market prices on the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Futures contracts and options listed on a national exchange are valued at the sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at the mean between the bid and ask prices on any of such exchanges on such day closest to the close of the New York Stock Exchange .  Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, for which reliable market quotations are readily available, are valued at current market quotations as provided by an independent pricing service or principal market maker. Bonds and other fixed-income securities (other than the short-term securities described above) are valued using the bid price as provided by an independent pricing service.

Foreign securities markets normally complete trading well before the close of the New York Stock Exchange.  In addition, foreign securities trading may not take place on all days on which the New York Stock Exchange is open for trading, and may occur in certain foreign markets on days on which the Fund’s net asset value is not calculated.  Except as described below, calculations of net asset value will not reflect events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange.  The Fund translates assets or liabilities expressed in foreign currencies into U.S. dollars based on the spot exchange rates at 4 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

The Fund may use a pricing service approved by the Board.  Prices provided by such a service represent evaluations of the current bid price, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data.  Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.

The Fund values securities and other assets for which market quotations are not readily available at fair value as determined in good faith, pursuant to policies and procedures approved by the Board. Fair values are determined by a valuation committee of the Advisor, in consultation with the Advisor’s portfolio managers and research and credit analyst, on the basis of factors such as the cost of the security or asset, transactions in comparable securities or assets, relationships among various securities and assets, and other factors as the Advisor may determine will affect materially the value of the security.  If the Advisor’s valuation committee is unable to determine a fair value for a security, a meeting of the Board is called promptly to determine what action should be taken.  All determinations of such committee are reviewed at the next meeting of the full Board.  In addition, the Board has approved the use of FT Interactive Data Corporation (“FT Interactive”) to assist in determining the fair value of the Fund’s foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchange no longer represent the amount that the Fund could expect to receive for the securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index.

An example of how the Fund calculated the net asset value per share as of September 30, 2007 is as follows:

Net Assets	=	Net Asset Value per share
Shares Outstanding
$1,067,422,557	=	$26.51
40,261,447

SHAREHOLDER SERVICE PLAN

The Trust has adopted a Shareholder Service Plan for the Class E shares of the Fund (the “Service Plan”) pursuant to which the Fund is authorized to pay compensation to financial institutions (each a “Service Provider”) that agree to provide certain non-distribution shareholder support services for their customers or account holders who are the beneficial or record owners of such shares of the Fund.  In consideration for such services, a Service Provider is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the Class E shares of the Fund serviced by the Service Provider.

As authorized by the Service Plan, the Fund may enter into a Shareholder Service Agreement with a Service Provider pursuant to which the Service Provider agrees to provide certain non-distribution shareholder support services to its customers who own Class E shares of the Fund.  Such shareholder support services may include, but are not limited to, (i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in shares; (iii) arranging for bank wires; (iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in shares; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with the Fund or its service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing sub-accounting with respect to shares beneficially owned by shareholders; (x) processing dividend payments from the Fund on behalf of shareholders; and (xi) providing such other similar services as the Fund may reasonably request to the extent that the Service Provider is permitted to do so under applicable laws or regulations.

REDEMPTIONS

The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in readily marketable securities with a current market value equal to the redemption price.  Although the Fund does not expect to make any part of a redemption payment in securities, if such payment were made, an investor would incur brokerage costs in converting such securities to cash.  The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which commits the Fund to paying redemptions in cash, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund’s total net assets at the beginning of such 90-day period.

TAXATION

The Fund intends to elect to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”).  In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.  If the Fund fails to qualify as a regulated investment company under Subchapter M for any reason, the Fund would be subject to federal taxes, and possibly other taxes, on its income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.

In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements.  Among these requirements are the following: (1) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, limited in respect of any one issuer to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the Code.  For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund.  If more than 50% in value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes.  No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions.  A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.  The Fund will report annually to its shareholders the amount per share of such withholding taxes.

Many of the options, futures and forwards contracts that may be used by the Fund are “section 1256 contracts.”  Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses (“60/40”) although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character.  Section 1256 contracts held by the Fund at the end of its fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

Generally, the transactions in options, futures and forward contracts undertaken by the Fund may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by the Fund.  In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear.  These transactions may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders.  The Fund may make certain elections available under the Code which are applicable to straddles. If the Fund makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

The tests which the Fund must meet to qualify as a RIC, described above, may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.

Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as “section 988” gains or losses.  Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.

Dividends from the Fund’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) as ordinary income or “qualified dividend income” (if so designated by the Fund) to the extent of the Fund’s earnings and profits.  Distributions of the Fund’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to such shareholders as long-term capital gain, regardless of how long they have held their Fund shares.  Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January.  Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

The Fund is required to withhold 28% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number.  The Fund also is required to withhold 28% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

The foregoing discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund.  There may be other tax considerations applicable to particular shareholders.  Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

PERFORMANCE INFORMATION

Average Annual Total Return

Average annual total return used in the Fund’s advertising and promotional materials reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund’s performance had been constant over the entire period, and is computed according to the following formula:

P(1+T)n  = ERV

Where:	P = a hypothetical initial payment of $1,000.
T = average annual total return.
n = number of years in the base period.
	ERV =	ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period assuming reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

Where:	P	=	a hypothetical initial payment of $1,000
T	=	the average annual total return
n	=	the number of years and
ATVD	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution, not after taxes on redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.  ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000
T	=	the average annual total return
n	=	the number of years and
ATVDR	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution and redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.  ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

All performance figures will be based on historical results and are not intended to indicate future performance.

The Fund will update the time periods used in advertising to the last day of the most recent quarter prior to submission of the advertising for publication.

FINANCIAL STATEMENTS

The Annual Report to shareholders of the Fund for the period ended September 30, 2007 is a separate document and the financial statements appearing in it are incorporated by reference in this Statement of Additional Information.  Those financial statements have been audited by Tait, Weller & Baker LLP, whose report appears in the Annual Report.  The financial statements have been incorporated in this Statement of Additional Information in reliance on their authority as experts in accounting and auditing.

OTHER SERVICE PROVIDERS

The Trust’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts, 02116, is responsible for holding the Fund’s assets.

U.S. Bancorp Fund Services, LLC is the Fund’s Administrator and Transfer and Dividend Disbursing Agent.  Its address is 615 E. Michigan St., 3rd Floor, Milwaukee, Wisconsin 53202.

The Trust’s independent registered public accounting firm, Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, examine the Fund’s financial statements annually and prepare the Fund’s tax returns.

Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, California, 90071, acts as legal counsel for the Trust and the independent Trustees.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

GENERAL INFORMATION

The Fund is diversified (see “Investment Restrictions” above). The Trust was organized as a Delaware statutory trust on July 6, 1994 and is an open-end management investment company.  The Board has authority to issue an unlimited number of shares of beneficial interest of separate series and to terminate any series without shareholder consent if it believes such termination is in the best interest of the shareholders of such series.  The Fund is currently one of four series of the Trust.  Class I shares of the Fund commenced operation on January 2, 1997.  Class E shares of the Fund commenced operation on October 1, 2008. Although it has no present intention to do so, the Trust has reserved the right to convert to a master-feeder structure in the future by investing all of the Fund’s assets in the securities of another investment company, upon notice to and approval of shareholders.  The Trust’s Declaration of Trust provides that obligations of the Trust are not binding on the Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust, the Fund or their investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

You can examine the Trust’s Registration Statement on Form N-1A at the office of the Securities and Exchange Commission in Washington, D.C.  Statements contained in the Fund’s prospectus and this Statement of Additional Information as to the contents of any contract or other document are not necessarily complete and, in each instance, reference is made to the copy of such contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Shares of Beneficial Interest

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust will not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter.  Thus, on any matter submitted to a vote of shareholders of the Trust, all shares of the affected series will vote unless otherwise permitted by the 1940 Act, in which case all shares of the Trust will vote in the aggregate.  For example, a change in the Fund’s fundamental investment policies would be voted upon by shareholders of the Fund, as would the approval of any advisory or distribution contract for the Fund.  However, all shares of the Trust will vote together in the election or selection of Trustees and accountants for the Trust.

As used in the Fund’s prospectus and in this Statement of Additional Information, the term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.  Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust’s Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

The Trust does not hold annual shareholder meetings of the Fund.  The Trust will not normally hold meetings of shareholders to elect Trustees unless fewer than a majority of the Trustees holding office have been elected by shareholders.  Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose.  The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing by the shareholders of record owning at least 10% of the Trust’s outstanding shares Trust and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund has equal voting rights, and fractional shares have fractional rights.  Each share of the Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation from the Fund.  Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

BRANDES INVESTMENT TRUST

PART C

OTHER INFORMATION

Item 23.  Exhibits

The following exhibits are included with this Post- Effective Amendment, except as noted:

(a)		Articles of Incorporation

	(1)	Agreement and Declaration of Trust (1)

(A)	Amendment to Agreement and Declaration of Trust (1)

(B)	Amendment to Agreement and Declaration of Trust (2)

(C)	Certificate of Amendment to Certificate of Trust (11)

(b)		By-laws (1)

(c)		Instruments Defining Rights of Security Holders - Not applicable.

(d)		Investment Advisory Agreement

	(1)	Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Institutional International Equity Fund (3)

(A)	Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Separately Managed Account Reserve Trust (10)

(B)
Form of Second Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P., relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund (13)

(C)	Form of Third Amendment to Investment Advisory Agreement with Brandes Partners, L.P. relating to the Brandes Institutional Global Equity Fund (15)

	(2)	Form of Amended and Restated Expense Limitation and Reimbursement Agreement – filed herewith.

(e)		Distribution Agreement

	(1)	Distribution Agreement with Quasar Distributors, LLC relating to the Brandes Institutional International Equity Fund (5)

	(2)	Distribution Agreement with Quasar Distributors, LLC to the Separately Managed Account Reserve Trust (11)

	(3)	Addendum to Distribution Agreement with Quasar Distributors, LLC, relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund (14)

	(4)	Form of Amendment to Distribution Agreement with Quasar Distributors, LLC – filed herewith.

(f)		Bonus or Profit Sharing Contracts - Not applicable.

(g)		Custodian Agreement

(1)	Custodian Agreement with Investors Bank & Trust Company (2)

(A)	Amendment Agreement to Custodian and Transfer Agency Agreement with Investors Bank & Trust Company (7)

(B)	Sixth Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund (14)

(C)	Form of Amendment to Custodian Agreement with State Street Bank and Trust Company filed herewith.

(h)		Other Material Contracts

	(1)	Form of Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC – filed herewith.

	(2)	Form of Transfer Agency Agreement with U.S. Bancorp Fund Services, LLC – filed herewith.

	(3)	Form of Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC – filed herewith.

	(4)	Form of Shareholder Services Plan (16)

	(5)	Power of Attorney for DeWitt Bowman – filed herewith.

	(6)	Power of Attorney for J. Michael Gaffney – filed herewith.

	(7)	Power of Attorney for Jeff Busby (13)

	(8)	Power of Attorney for Karin B. Bonding – filed herewith.

	(9)	Power of Attorney for Jean Carter – filed herewith.

	(10)	Power of Attorney for Robert Fitzgerald – filed herewith.

(i)		Legal Opinion

	(1)	Opinion and consent of counsel relating to the Brandes Institutional Investment Equity Fund (2)

	(2)	Form of opinion and consent of counsel relating to the Separately Managed Account Reserve Trust (10)

	(3)	Form of opinion and consent of counsel relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund (13)

	(4)	Form of opinion and consent of counsel relating to the Brandes Institutional Global Equity Fund (15)

(j)		Consent of independent registered public accounting firm – filed herewith.

(k)		Omitted Financial Statements - Not applicable

(l)		Investment letter (1)

(m)		Form of Rule 12b-1 Plan (13)

(n)		Rule 18f-3 Plan

(1)	Form of Rule 18f-3 Multiple Class Plan (16)

(o)		Reserved

(p)		Codes of Ethics

	(1)	Brandes Investment Partners, L.P. Amended and Restated Code of Ethics – filed herewith.

	(2)	Brandes Investment Trust (5)

	(3)	Quasar Distributors, LLC (6)

(1) Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-81396) (the “Registration Statement”), filed on January 10, 1996, and incorporated herein by reference.

(2)  Previously filed with Post-Effective Amendment No. 3 to the Registration Statement, filed on February 7, 1996, and incorporated herein by reference.

(3)  Previously filed with Post-Effective Amendment No. 4 to the Registration Statement, filed on October 2, 1996, and incorporated herein by reference.

(4)  Previously filed with Post-Effective Amendment No. 10 to the Registration Statement, filed on March 1, 1999, and incorporated herein by reference.

(5)  Previously filed with Post-Effective Amendment No. 13 to the Registration Statement, filed on March 1, 2001, and incorporated herein by reference.

(6)  Previously filed with Post-Effective Amendment No. 15 to the Registration Statement, filed on March 1, 2002, and incorporated herein by reference.

(7) Previously filed with Post-Effective Amendment No. 16 to the Registration Statement, filed on February 28, 2003, and incorporated herein by reference.

(8) Previously filed with Post-Effective Amendment No. 18 to the Registration Statement, filed on December 30, 2004, and incorporated herein by reference.

(9) Previously filed with Post-Effective Amendment No. 19 to the Registration Statement, filed on February 25, 2005, and incorporated herein by reference.

(10) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement, filed on July 18, 2005, and incorporated herein by reference.

(11) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement, filed on September 27, 2005, and incorporated herein by reference.

(12) Previously filed with Post-Effective Amendment No. 23 to the Registration Statement filed on January 29, 2007, and incorporated herein by reference.

(13) Previously filed with Post-Effective Amendment No. 24 to the Registration Statement filed on November 9, 2007, and incorporated herein by reference.

(14) Previously filed with Post-Effective Amendment No. 25 to the Registration Statement filed on December 20, 2007, and incorporated herein by reference.

(15) Previously filed with Post-Effective Amendment No. 27 to the Registration Statement filed on July 18, 2008, and incorporated herein by reference.

(16) Previously filed with Post-Effective Amendment No. 28 to the Registration Statement filed on August 1, 2008, and incorporated herein by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant.

The Registrant does not control, nor is it under common control with, any other person.

Item 25.  Indemnification.

Article VI of Registrant's By-Laws states as follows:

Section 1. AGENTS, PROCEEDINGS AND EXPENSES.  For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation  attorney's fees and any expenses of establishing a right to indemnification under this Article.

Section 2. ACTIONS OTHER THAN BY TRUST.  This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

(a)           in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct  was in  the Trust's best interests, and

(b)           in all other cases,  that his conduct was at least not opposed to the Trust's best interests, and

(c)           in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

Section 3. ACTIONS BY THE TRUST.  This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4. EXCLUSION OF INDEMNIFICATION.  Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

(a)           In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b)           In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless an only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(c)           of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses  incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6. REQUIRED  APPROVAL.  Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

(a)           A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

(b)           A written opinion by an independent legal counsel.

Section 7. ADVANCE OF  EXPENSES.  Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent  legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification.  Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

Section 8. OTHER CONTRACTUAL RIGHTS.  Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

Section 9.  LIMITATIONS.  No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

(a)           that it would be inconsistent with a provision of the Agreement and  Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b)           that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

Section 10. INSURANCE.  Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such  indemnification by it is against public policy as expressed  in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

Brandes Investment Partners, L.P., 11988 El Camino Real, Suite 500, San Diego, California 92130, is the investment advisor of the Registrant.  For information as to the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, L.P. and its officers, reference is made to Part B of this Registration Statement and to the Form ADV filed under the Investment Advisers Act of 1940 by Brandes Investment Partners, L.P. (File No. 801-24896), which is incorporated herein by reference.

Item 27.   Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Intrepid Capital Management Funds Trust
Advisors Series Trust	Jacob Internet Fund, Inc.
AIP Alternative Strategies Funds	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Julius Baer Global Equity Fund, Inc.
Alpine Equity Trust	Julius Baer Investment Funds
Alpine Income Trust	Kensington Funds
Alpine Series Trust	Keystone Mutual Funds
Brandes Investment Trust	Kiewit Investment Fund, LLLP
Brandywine Blue Funds, Inc.	Kirr Marbach Partners Funds, Inc
Brazos Mutual Funds	LKCM Funds
Bridges Investment Fund, Inc.	Masters' Select Funds Trust
Buffalo Balanced Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Buffalo High Yield Fund, Inc.	Monetta Trust
Buffalo Large Cap Fund, Inc.	MP63 Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cullen Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	Primecap Odyssey Funds
Everest Funds	Prospector Funds, Inc.
Fairholme Funds, Inc.	Prudent Bear Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Quaker Investment Trust
First American Strategy Funds, Inc.	Rainier Investment Management Mutual Funds
Fort Pitt Capital Funds	Rockland Funds Trust
Glenmede Fund, Inc.	Summit Mutual Funds, Inc.
Glenmede Portfolios	Thompson Plumb Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Underlying Funds Trust
Hennessy Funds Trust	USA Mutuals Funds
Hennessy Funds, Inc.	Wexford Trust
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds

(b)           The directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	None
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)           Not applicable.

Item 28. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's Administrator and custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 11988 El Camino Real, Suite 500, San Diego, CA 92130; the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be  maintained by the Administrator at 2020 East Financial Way, Suite 100, Glendora, CA 91741, and all other records will be maintained by the Custodian at 200 Clarendon Street, 16th Floor, Boston, MA 02116.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of San Diego and State of California on the 29th day of September, 2008.

BRANDES INVESTMENT TRUST

By:
/s/ Debra McGinty-Poteet
Debra McGinty-Poteet
President

This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Debra McGinty-Poteet	President and Trustee	September 29, 2008
Debra McGinty-Poteet

/s/ DeWitt F. Bowman*	Trustee	September 29, 2008
DeWitt F. Bowman

/s/ J. Michael Gaffney*	Trustee	September 29, 2008
J. Michael Gaffney

/s/ Karin B. Bonding*	Trustee	September 29, 2008
Karin B. Bonding

/s/ Jeff Busby*	Trustee	September 29, 2008
Jeff Busby

/s/Jean Carter*	Trustee	September 29, 2008
Jean Carter

/s/Robert M. Fitzgerald*	Trustee	September 29, 2008
Robert M. Fitzgerald

/s/Gary Iwamura	Treasurer (Principal Financial and Accounting Officer)	September 29, 2008
Gary Iwamura

* By: /s/Debra McGinty-Poteet
Debra McGinty-Poteet
Attorney-in-fact as per Powers of Attorney filed November 9, 2007 and herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Form of Amended and Restated Expense Limitation and Reimbursement Agreement	EX-99.d.2
Form of Amendment to Distribution Agreement with Quasar Distributors, LLC	EX-99.e.4
Form of Amendment to Custodian Agreement with State Street Bank and Trust Company	EX-99.g.1.C
Form of Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC	EX-99.h.1
Form of Transfer Agency Agreement with U.S. Bancorp Fund Services, LLC	EX-99.h.2
Form of Fund Accounting Agreement with U.S. Bancorp Fund Services, LLC	EX-99.h.3
Power of Attorney for DeWitt Bowman	EX-99.h.5
Power of Attorney for J. Michael Gaffney	EX-99.h.6
Power of Attorney for Karin B. Bonding	EX-99.h.8
Power of Attorney for Jean Carter	EX-99.h.9
Power of Attorney for Robert Fitzgerald	EX-99.h.10
Consent of independent registered public accounting firm	EX-99.j
Brandes Investment Partners, L.P. Amended and Restated Code of Ethics	EX-99.p.1